                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08879
--------------------------------------------------------------------------------
                           SUN CAPITAL ADVISERS TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Maura A. Murphy
                           Sun Capital Advisers Trust
                           One Sun Life Executive Park
                      Wellesley Hills, Massachusetts 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (781) 237-6030

--------------------------------------------------------------------------------
                      Date of fiscal year end: December 31
--------------------------------------------------------------------------------
                    Date of reporting period: March 31, 2006
--------------------------------------------------------------------------------

Item 1. SCHEDULE OF INVESTMENTS.

ALL CAP FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006  (UNAUDITED)                           SUN CAPITAL ADVISERS TRUST


                                               SHARES          VALUE
                                               ------          -----
COMMON STOCK-95.7%
ADVERTISING-0.2%
Greenfield Online, Inc. * ........             2,810          $ 16,832
                                                              --------
AEROSPACE & DEFENSE-2.8%
Raytheon Co. .....................             1,701            77,974
The Boeing Co. ...................             1,036            80,735
United Technologies Corp. ........             1,296            75,129
                                                              --------
                                                               233,838
                                                              --------
BANKS-5.0%
Bank of America Corp. ............             3,264           148,643
Wachovia Corp. ...................             2,063           115,631
Wells Fargo & Co. ................             2,346           149,839
                                                              --------
                                                               414,113
                                                              --------
BIOTECHNOLOGY-1.0%
Amgen, Inc. * ....................             1,187            86,354
                                                              --------
CABLE TV SERVICES-0.8%
Comcast Corp. Class A * ..........             2,605            68,147
                                                              --------
CHEMICALS-1.8%
E.I. du Pont de Nemours & Co. ....             1,861            78,553
The Dow Chemical Co. .............             1,696            68,857
                                                              --------
                                                               147,410
                                                              --------
COMPUTERS & BUSINESS
      EQUIPMENT-5.5%
Dell, Inc. * .....................             2,575            76,632
EMC Corp. * ......................            17,278           235,499
Intel Corp. ......................             3,519            68,092
International Business Machines
      Corp. ......................               893            73,646
                                                              --------
                                                               453,869
                                                              --------
CONSUMER PRODUCTS-1.8%
International Paper Co. ..........             2,164            74,809
Kimberly-Clark Corp. .............             1,282            74,100
                                                              --------
                                                               148,909
                                                              --------
COSMETICS & TOILETRIES-3.4%
Alberto-Culver Co. ...............             1,614            71,387
Revlon, Inc. Class A * ...........            21,390            67,593
The Proctor & Gamble Co. .........             2,442           140,708
                                                              --------
                                                               279,688
                                                              --------
DIVERSIFIED MANUFACTURING-6.6%
General Electric Co. .............            11,315           393,536
Honeywell International, Inc. ....             1,773            75,831
Tyco International, Ltd. .........             2,915            78,355
                                                              --------
                                                               547,722
                                                              --------
ELECTRIC UTILITIES-0.8%
Dominion Resources, Inc. .........               935          $ 64,543
                                                              --------
ELECTRICAL EQUIPMENT-2.6%
Emerson Electric Co. .............               886            74,096
Exelon Corp. .....................             1,279            67,659
Texas Instruments, Inc. ..........             2,390            77,604
                                                              --------
                                                               219,359
                                                              --------
ENERGY-0.9%
Duke Energy Co. ..................             2,524            73,575
                                                              --------
FIBER OPTICS-1.0%
JDS Uniphase Corp. * .............            18,987            79,176
                                                              --------
FINANCE-1.7%
Citigroup, Inc. ..................             2,972           140,368
                                                              --------
FINANCIAL SERVICES-8.2%
American Express Co. .............             2,055           107,990
CapitalSource, Inc. ..............             3,035            75,511
Fannie Mae .......................             1,302            66,923
JPMorgan Chase & Co. .............             3,737           155,609
Merrill Lynch & Co., Inc. ........             1,186            93,409
New York Community Bancorp, Inc. .             4,420            77,438
The Goldman Sachs Group, Inc. ....               644           101,082
                                                              --------
                                                               677,962
                                                              --------
FOOD, BEVERAGES & TOBACCO-2.9%
Altria Group, Inc. ...............             1,315            93,181
Anheuser-Busch Cos., Inc. ........             1,802            77,072
PepsiCo, Inc. ....................             1,274            73,624
                                                              --------
                                                               243,877
                                                              --------
HEALTH CARE-0.8%
UnitedHealth Group, Inc. .........             1,209            67,535
                                                              --------
HEALTH CARE PROVIDER &
      SERVICES-0.9%
HCA, Inc. ........................             1,660            76,011
                                                              --------
INSURANCE-3.9%
American International Group, Inc.             1,615           106,735
Prudential Financial, Inc. .......             1,870           141,765
The Allstate Corp. ...............             1,374            71,599
                                                              --------
                                                               320,099
                                                              --------
INTERNET SOFTWARE & SERVICES-1.9%
Symantec Corp. * .................             4,782            80,481
Yahoo ! Inc. * ...................             2,254            72,714
                                                              --------
                                                               153,195
                                                              --------
MEDICAL DEVICES-2.7%

ALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006  (UNAUDITED)                           SUN CAPITAL ADVISERS TRUST

                                                  SHARES         VALUE
                                                  ------         -----
Boston Scientific Corp. * ...............         6,625      $  152,706
Medtronic, Inc. .........................         1,405          71,304
                                                             ----------
                                                                224,010
                                                             ----------
MEDICAL PRODUCTS-5.6%
Abbott Laboratories .....................         1,675          71,137
Baxter International, Inc. ..............         1,948          75,602
Biogen Idec, Inc. * .....................         1,643          77,385
Johnson & Johnson .......................         1,929         114,236
Pfizer, Inc. ............................         4,972         123,902
                                                             ----------
                                                                462,262
                                                             ----------
MULTIMEDIA-1.7%
The Walt Disney Co. .....................         2,148          59,908
Time Warner, Inc. .......................         4,955          83,194
                                                             ----------
                                                                143,102
                                                             ----------
NETWORKING-1.0%
Cisco Systems, Inc. * ...................         3,652          79,139
                                                             ----------
OIL & GAS-1.0%
ConocoPhillips ..........................         1,265          79,885
                                                             ----------
OIL & GAS - EXPLORATION & PRODUCTION-7.0%
BP plc ..................................         2,264         156,080
Chevron Corp. ...........................         2,707         156,925
Exxon Mobil Corp. .......................         4,322         263,037
                                                             ----------
                                                                576,042
                                                             ----------
PHARMACEUTICALS & BIOTECHNOLOGY-0.9%
Schering-Plough Corp. ...................         4,008          76,112
                                                             ----------
PHOTO EQUIPMENT-1.4%
Eastman Kodak Co. .......................         4,183         118,964
                                                             ----------
RETAIL-3.8%
McDonald's Corp. ........................         2,177          74,802
Target Corp. ............................         1,328          69,069
The Home Depot, Inc. ....................         2,240          94,752
Wal-Mart Stores, Inc. ...................         1,589          75,064
                                                             ----------
                                                                313,687
                                                             ----------
SOFTWARE-2.3%
Microsoft Corp. .........................         7,062         192,157
                                                             ----------
SOFTWARE & SERVICES-1.9%
Electronic Arts, Inc. * .................         1,448          79,235
Oracle Corp. * ..........................         6,003          82,181
                                                             ----------
                                                                161,416
                                                             ----------
TELECOMMUNICATIONS-5.5%
Tekelec, Inc. * .........................        11,438         158,188
Verizon Communications, Inc. ............         8,809      $  300,034
                                                             ----------
                                                                458,222
                                                             ----------
TELECOMMUNICATIONS EQUIPMENT-5.4%
MRV Communications, Inc. * ..............        90,255         370,046
QUALCOMM, Inc. ..........................         1,548          78,344
                                                             ----------
                                                                448,390
                                                             ----------
TRANSPORTATION-1.0%
United Parcel Service, Inc. Class B .....         1,011          80,253
                                                             ----------
Total Common Stock
      (cost $7,611,869) .................                     7,926,223
                                                             ----------
SHORT TERM INVESTMENTS-2.3%
MUTUAL FUNDS-2.3%
Federated Prime Obligation Fund
      (cost $191,226) ...................       191,226         191,226
                                                             ----------
TOTAL INVESTMENTS-98.0%
      (cost $7,803,095) .................                     8,117,449
Other assets less liabilities-2.0% ......                       166,201
                                                             ----------
NET ASSETS-100.0% .......................                    $8,283,650
                                                             ==========

*Non-income producing security

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST


                                                        PRINCIPAL
                                                         AMOUNT
                                                          (000)         VALUE
ASSET BACKED
     SECURITIES--1.5%
Airplane Pass Through
      Trust Series D
      10.88%, 3/15/19 (3) ........................      $    494      $        0
California Infrastructure
      Development
      6.42%, 9/25/08 .............................            31          30,648
Peco Energy Transition
      Trust
      6.13%, 3/1/09 ..............................           750         760,631
                                                                      ----------
Total Asset Backed
      Securities
      (cost $1,126,917) ..........................                       791,279
                                                                      ----------
CORPORATE DEBT
     OBLIGATIONS--38.4%
AUTOMOTIVE--1.1%
Delphi Corp.
      6.55%, 6/15/06 (3) .........................           500         307,500
General Motors Acceptance
      Corp
      7.00%, 2/1/12 ..............................           300         279,334
                                                                      ----------
                                                                         586,834
                                                                      ----------
BANKS--2.2%
HBOS PLC
      5.92%, 9/29/49 (1) .........................           500         482,737
Washington Mutual
      Preferred Funding Trust
      6.53%, 3/29/49 (1) .........................           750         726,765
                                                                      ----------
                                                                       1,209,502
                                                                      ----------
BROADCASTING/MEDIA--2.2%
Clear Channel
      Communications, Inc.
      5.75%, 1/15/13 .............................           280         266,513
Time Warner Entertainment
      Co
      10.15%, 5/1/12 .............................           800         954,602
                                                                      ----------
                                                                       1,221,115
                                                                      ----------
BROKERAGE--2.6%
Jefferies Group, Inc.
      6.25%, 1/15/36 .............................           500         469,260
Lehman Brothers Holdings
      Inc
      5.00%, 1/14/11 .............................           500         489,853
Morgan Stanley
      4.75%, 4/1/14 ..............................           500         466,497
                                                                      ----------
                                                                       1,425,610
                                                                      ----------
BUILDING
      CONSTRUCTION--1.4%
Centex Corp.
      7.35%, 4/4/06 ..............................           135         135,000
KB  Home & Broad Home
      Corp
      6.38%, 8/15/11 .............................           650         637,805
                                                                      ----------
                                                                         772,805
                                                                      ----------
ELECTRIC UTILITIES--4.4%
Allegheny Energy Supply
      Co. LLC
      8.25%, 4/15/12 (1) .........................           750         822,187
CenterPoint Energy, Inc.
      6.85%, 6/1/15 ..............................           525         552,180
Nevada Power Co.
      5.95%, 3/15/16 (1) .........................           800         787,493
PSEG Energy Holdings,
      Inc
      8.50%, 6/15/11 .............................           200         215,500
                                                                      ----------
                                                                       2,377,360
                                                                      ----------
FINANCIAL SERVICES--2.2%
iStar Financial, Inc.
      5.80%, 3/15/11 .............................           600         596,938
Noble Group Ltd.
      6.63%, 3/17/15 (1) .........................           700         618,768
                                                                      ----------
                                                                       1,215,706
                                                                      ----------
FOODS & BEVERAGES--1.5%
Diageo Finance BV
      5.50%, 4/1/13 ..............................           300         297,425
Sara Lee Corp.
      6.25%, 9/15/11 .............................           500         506,248
                                                                      ----------
                                                                         803,673
                                                                      ----------
GAMING--1.9%
Caesars Entertainment,
      Inc
      7.00%, 4/15/13 .............................           400         416,622
MGM Mirage, Inc.
      6.75%, 9/1/12 ..............................           600         599,250
                                                                      ----------
                                                                       1,015,872
                                                                      ----------
GAS & PIPELINE
      UTILITIES--0.2%

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST


                                                        PRINCIPAL
                                                          AMOUNT
                                                           (000)         VALUE
Dynegy Holdings, Inc.
      6.88%, 4/1/11 ..............................   $       115      $  110,975
                                                                      ----------
HEALTH SERVICES--2.4%
HCA, Inc.
      6.50%, 2/15/16 .............................           750         730,693
Medco Health Solutions,
      Inc
      7.25%, 8/15/13 .............................           550         592,191
                                                                      ----------
                                                                       1,322,884
                                                                      ----------
INSURANCE--2.6%
Assured Guaranty US
      Holdings, Inc.
      7.00%, 6/1/34 ..............................           502         534,856
Liberty Mutual Group,
      Inc
      7.00%, 3/15/34 (1) .........................           500         508,000
Marsh & McLennan Cos.,
      Inc
      5.75%, 9/15/15 .............................           400         391,164
                                                                      ----------
                                                                       1,434,020
                                                                      ----------
OIL--2.3%
Amerada Hess Corp.
      7.88%, 10/1/29 .............................           500         582,221
Pemex Finance Ltd.
      9.03%, 2/15/11 .............................           600         648,270
                                                                      ----------
                                                                       1,230,491
                                                                      ----------
PAPER--1.1%
Abitibi-Consolidated,
      Inc
      5.25%, 6/20/08 .............................           650         620,750
                                                                      ----------
REAL ESTATE--4.9%
Commercial Net Lease
      Realty
      6.25%, 6/15/14 .............................           750         750,271
      7.13%, 3/15/08 .............................           600         615,353
Reckson Operating
      Partnership
      5.15%, 1/15/11 .............................           700         678,502
Shurgard Storage Centers,
      Inc
      5.88%, 3/15/13 .............................           600         603,507
                                                                      ----------
                                                                       2,647,633
                                                                      ----------
RETAIL--0.6%
Controladora Commercial
      Mexicana S.A. de C.V
      6.63%, 6/1/15 ..............................   $       325         323,270
                                                                      ----------
SUPERMARKETS--1.0%
Delhaize America, Inc.
      8.13%, 4/15/11 .............................           500         539,770
                                                                      ----------
TELECOMMUNICATIONS--3.8%
America Movil S.A. de
      C.V
      5.50%, 3/1/14 ..............................           325         311,477
AT&T Wireless Services,
      Inc
      8.75%, 3/1/31 ..............................           500         633,274
Intelsat
      6.50%, 11/1/13 .............................           260         194,350
Sprint Capital Corp. .............................
      6.90%, 5/1/19 ..............................           400         427,325
Telecom Italia Capital
      4.88%, 10/1/10 .............................           500         481,450
                                                                      ----------
                                                                       2,047,876
                                                                      ----------
Total Corporate Debt
      Obligations
      (cost $21,196,690) .........................                    20,906,146
                                                                      ----------
COMMERCIAL MORTGAGE
      BACKED SECURITIES--7.9%
Citigroup/Deutsche Bank
      Commerical Mortgage Trust
      Series 2005-C1 Class A3
      5.23%, 7/15/44 .............................           750         739,394
Commercial Mortgage Asset
      Trust Series 1999-C1
      Class F
      6.25%, 1/17/32 (1) .........................           400         413,438
CS First Boston Mortgage
      Securities Corp. Series
      2000-C1 Class A2
      7.55%, 4/15/62 .............................           400         426,852
GMAC Commercial Mortgage
      Securities, Inc. Series
      2003-C1 Class A2
      4.08%, 5/10/36 .............................           800         734,898
      4.22%, 4/10/40 .............................           220         212,824
Greenwich Capital
      Commercial Funding Corp.
      Series 2005-GG3 Class A4
      4.80%, 8/10/42 .............................           200         189,403
GS Mortgage Securities
      Corp. 2005-GG4 Class AJ
      4.78%, 7/10/39 .............................           700         655,390

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST


                                                        PRINCIPAL
                                                         AMOUNT
                                                          (000)         VALUE
JP Morgan Chase
      Commercial Mortgage
      Series 2005 LDP5 Mortgage
      Certificate Class A3
      5.21%, 12/15/44 ............................   $       550     $   541,467
LB-UBS Commercial
      Mortgage Trust Series
      2002-C2 Class A1
      3.83%, 6/15/26 .............................           186         184,817
Wachovia Bank Commercial
      Mortgage Trust Series
      2003-C9 Class A2
      3.96%, 12/15/35 ............................           235         227,049
                                                                      ----------
Total Commercial Mortgage
      Backed Securities
      (cost $4,375,937) ..........................                     4,325,532
                                                                      ----------
U.S. GOVERNMENT AGENCY
     OBLIGATIONS--52.4%
Federal Home Loan
      Mortgage
      3.00%, 9/29/06 .............................         2,000       1,978,846
      4.76%, 8/1/32 ..............................           392         392,870
      5.00%, 9/1/19 ..............................           423         412,533
      5.00%, 11/1/19 .............................           898         875,846
      5.50%, 10/1/17 .............................           241         239,681
      5.50%, 11/1/17 .............................           467         464,750
      5.50%, 9/15/28 .............................           600         600,610
      5.50%, 6/1/33 ..............................           421         412,200
      5.50%, 7/1/35 ..............................           477         465,761
      5.50%, TBA .................................           650         634,563
      5.75%, 4/15/08 .............................         1,250       1,265,299
      6.00%, 1/1/17 ..............................           199         201,268
      6.00%, 2/1/29 ..............................            21          21,303
      6.50%, 10/1/16 .............................           132         134,646
      6.50%, 11/1/16 .............................            12          12,658
      6.50%, 9/1/34 ..............................           507         516,773
      6.50%, 4/1/35 ..............................           455         464,236
      7.00%, 11/1/29 .............................            39          40,614
      7.00%, 1/1/31 ..............................            20          21,033
      7.00%, 4/1/31 ..............................             7           6,900
      7.00%, 8/1/31 ..............................           162         167,126
      7.50%, 3/1/30 ..............................            11          11,939
      7.50%, 12/1/30 .............................            37          38,862
      9.00%, 11/1/06 .............................             0              35
Federal National Mortgage
      Assn
      4.50%, 6/1/19 ..............................         1,539       1,473,330
      5.00%, 6/1/18 ..............................           548         534,929
      5.00%, 7/1/20 ..............................         1,256       1,224,580
      5.00%, 10/1/20 .............................           478         466,004
      5.00%, 12/1/20 .............................           296         288,594
      5.00%, 9/1/35 ..............................         1,166       1,110,583
      5.00%, 10/1/35 .............................           567         539,805
      5.00%, 1/1/36 ..............................           748         712,454
      5.05%, 4/28/15 .............................         1,000         968,888
      5.50%, 12/1/32 .............................         1,449       1,417,533
      5.50%, 6/1/35 ..............................         1,500       1,464,334
      5.50%, 8/1/35 ..............................           948         925,224
      6.00%, 12/1/13 .............................            19          18,988
      6.00%, 11/1/16 .............................            28          28,019
      6.00%, 1/25/32 .............................         1,283       1,280,754
      6.00%, 8/1/34 ..............................           574         574,347
      6.00%, TBA .................................         1,000         999,688
      8.00%, 8/1/30 ..............................             5           5,812
Government National
      Mortgage Assn
      5.50%, TBA .................................           450         445,500
      6.00%, 8/15/16 .............................            92          93,359
      6.50%, 9/15/31 .............................           117         121,746
      6.50%, 3/15/32 .............................           137         142,514
      6.50%, 9/15/32 .............................           169         175,321
      6.50%, 10/15/32 ............................           213         220,978
      7.00%, 12/15/14 ............................            34          35,639
      7.00%, 2/15/28 .............................            33          34,614
      7.50%, 3/15/30 .............................            29          30,633
      7.50%, 9/15/30 .............................            69          72,775
Tennessee Valley
      Authority Series A
      5.63%, 1/18/11 .............................           200         203,577
U.S. Treasury  Notes
      1.88%, 7/15/13 .............................         1,078       1,047,156
      3.00%, 7/15/12 (2) .........................           716         746,130
      3.50%, 11/15/09 (2) ........................         1,800       1,721,250
                                                                      ----------
Total U.S. Government
      Agency Obligations
      (cost $29,067,597) .........................                    28,505,410
                                                                      ----------
SHORT TERM
     INVESTMENTS--2.8%

                                                         SHARES
MUTUAL FUNDS--2.8%
Federated Prime
      Obligation Fund ............................     1,534,170       1,534,170
SSGA Money Market Fund ...........................             7               7
                                                                       ---------
                                                                       1,534,177
                                                                       ---------
Total Short Term

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST


                                                         SHARES         VALUE
      Investments
      (cost $1,534,177) ..........................                 $  1,534,177
                                                                   ------------
TOTAL INVESTMENTS--103.0%
      (cost $57,301,318) .........................                   56,062,544
Other assets less liabilities--(3.0)% ............                   (1,645,273)
                                                                   ------------
NET ASSETS-100.0% ................................                 $ 54,417,271
                                                                   ============



TBA = to be announced

(1) Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006 these securities amounted to $4,359,388, representing 8.01% of net assets.

(2) Security or portion of the security has been designated as collateral for TBA securities

(3)  Security is in default.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006  (UNAUDITED)                           SUN CAPITAL ADVISERS TRUST


                                             PRINCIPAL
                                              AMOUNT
                                               (000)            VALUE
                                               -----            -----
COMMERCIAL PAPER-82.9%

American General Finance Corp.
      4.48%, 4/7/06 (1) .............          4,600         $ 4,596,565
AT&T, Inc.
      4.65%, 4/10/06 (1) ............          4,300           4,295,001
Canadian Wheat Board
      4.43%, 4/4/06 .................          2,500           2,499,077
Caterpillar Financial Services
      4.67%, 6/19/06 ................          4,000           3,959,008
CIT Group, Inc.
      4.47%, 5/2/06 .................          1,545           1,539,053
      4.67%, 5/9/06 .................          2,940           2,925,508
Citigroup Funding, Inc.
      4.75%, 5/5/06 .................          1,800           1,791,925
      4.80%, 6/13/06 ................          2,500           2,500,000
Coca-Cola Co.
      4.51%, 4/24/06 ................          4,240           4,227,783
Dupont (E. I.) de Nemours & Co.
      4.66%, 5/5/06 (1) .............          4,380           4,360,723
Export Development Corp.
      4.43%, 4/6/06 .................          1,300           1,299,200
      4.45%, 4/18/06 ................          2,970           2,963,759
General Electric Capital Corp.
      4.54%, 4/13/06 ................          4,400           4,400,000
HSBC Finance Corp.
      4.41%, 4/5/06 .................          4,675           4,672,709
Merrill Lynch & Co., Inc.
      4.67%, 4/21/06 ................          4,380           4,368,636
Morgan Stanley Dean Witter & Co.
      4.77%, 4/3/06 .................          4,350           4,348,847
National Rural Utilities
      Cooperative Finance Corp.
      4.58%, 4/10/06 ................          4,000           3,995,420
Province of British Columbia
      4.69%, 8/14/06 ................          2,000           1,964,825
      4.78%, 8/14/06 ................          2,000           1,964,150
Prudential Funding LLC
      4.49%, 4/11/06 ................          2,900           2,896,383
      4.52%, 4/18/06 ................          1,570           1,566,649
Rabobank USA Financial Corp.
      4.72%, 4/13/06 ................          4,375           4,368,117
The Goldman Sachs Group, Inc.
      4.72%, 6/26/06 ................          3,400           3,361,663
      4.77%, 7/6/06 .................          1,000             987,280
The Procter & Gamble Co.
      4.52%, 4/7/06 (1) .............          2,620           2,618,026
Thunder Bay Funding, Inc.
      4.55%, 4/7/06 (1) .............          2,375         $ 2,373,199
      4.66%, 5/22/06 (1) ............          2,000           1,986,797
Toyota Credit de Puerto Rico
      4.70%, 6/5/06 .................          2,735           2,711,791
UBS Finance, Inc.
      4.44%, 4/10/06 ................          4,475           4,470,033
United Parcel Service, Inc.
      4.59%, 4/17/06 ................          3,000           2,993,880
                                                            ------------
Total Commercial Paper
      (amortized cost $93,006,007) ..                         93,006,007
                                                            ------------
U.S. GOVERNMENT AGENCY
      OBLIGATIONS-11.9%

Federal National Mortgage Association
      4.44%, 4/17/06 ................          4,500           4,491,120
      4.56%, 5/24/06 ................          1,925           1,912,077
      4.69%, 5/26/06 ................          3,000           2,978,504
      4.76%, 8/30/06 ................          4,000           3,920,138
                                                            ------------
Total U.S. Government Agency
      Obligations
      (amortized cost $13,301,839) ..                         13,301,839
                                                            ------------

                                              SHARES
                                              ------
MUTUAL FUNDS-3.6%
Federated Prime Obligation Fund ..         4,039,276           4,039,276
SSGA Money Market Fund ...........             1,384               1,384
                                                            ------------
Total Mutual Funds
      (cost $4,040,660) ..........                             4,040,660
                                                            ------------
TOTAL INVESTMENTS-98.4%
      (cost $110,348,506) ........                           110,348,506
Other assets less liabilities-1.6%                             1,806,239
                                                            ------------
NET ASSETS-100.0% ................                          $112,154,745
                                                            ============

(1) Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006 these securities amounted to $20,230,311, representing 18.04% of net assets.

REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006  (UNAUDITED)                           SUN CAPITAL ADVISERS TRUST


                                                       SHARES             VALUE
REAL ESTATE INVESTMENT
   TRUSTS-98.4%
APARTMENTS-12.5%
Archstone-Smith Trust ...........................     156,998       $  7,656,792
AvalonBay Communities, Inc. .....................      50,850          5,547,735
BRE Properties, Inc. ............................     169,574          9,496,144
                                                                    ------------
                                                                      22,700,671
                                                                    ------------
BANKS-4.4%
New York Community Bancorp, Inc. ................     453,501          7,945,338
                                                                    ------------
DIVERSIFIED-8.2%
iStar Financial, Inc. ...........................     160,837          6,156,840
Vornado Realty Trust ............................      91,570          8,790,720
                                                                    ------------
                                                                      14,947,560
                                                                    ------------
FINANCIAL SERVICES-4.1%
CapitalSource, Inc. .............................     297,915          7,412,125
                                                                    ------------
HEALTHCARE EQUIPMENT &
   SERVICES-3.9%
Medical Properties Trust, Inc. ..................     662,994          7,160,335
                                                                    ------------
HOTELS & RESTAURANTS-5.2%
Hilton Hotels Corp. .............................     147,895          3,765,407
Host Marriott Corp. .............................     263,609          5,641,232
                                                                    ------------
                                                                       9,406,639
                                                                    ------------
OFFICE-20.5%
Alexandria Real Estate Equities,
   Inc ..........................................     101,335          9,660,266
Equity Office Properties Trust ..................     133,397          4,479,471
Highwoods Properties, Inc. ......................     130,846          4,413,436
Reckson Associates Realty Corp. .................     174,433          7,992,520
SL Green Realty Corp. ...........................     104,483         10,605,024
                                                                    ------------
                                                                      37,150,717
                                                                    ------------
REGIONAL MALLS-13.7%
Macerich Co. ....................................     132,440          9,793,938
Pennsylvania Real Estate Investment
   Trust ........................................     139,322          6,130,168
Simon Property Group, Inc. ......................     105,826          8,904,200
                                                                    ------------
                                                                      24,828,306
                                                                    ------------
SHOPPING CENTERS-13.9%
Developers Diversified Realty Corp. .............     164,061          8,982,340
Kimco Realty Corp. ..............................     224,981          9,143,228
Regency Centers Corp. ...........................     107,308          7,210,024
                                                                    ------------
                                                                      25,335,592
                                                                    ------------
STORAGE-2.9%
Shurgard Storage Centers, Inc.
   Class A ......................................      80,152          5,340,528
                                                                    ------------
WAREHOUSE & INDUSTRIAL-9.1%
EastGroup Properties, Inc. ......................     160,029        $ 7,591,776
ProLogis Trust ..................................     166,740          8,920,590
                                                                    ------------
                                                                      16,512,366
                                                                    ------------
Total Real Estate Investment
   Trusts
   (cost $129,785,308) ..........................                    178,740,177
                                                                    ------------
SHORT-TERM INVESTMENTS-1.5%
MUTUAL FUNDS-1.5%
Federated Prime Obligation Fund
   (cost $2,710,598) ............................   2,710,598          2,710,598
                                                                    ------------
TOTAL INVESTMENTS-99.9%
   (cost $132,495,906) ..........................                    181,450,775
Other assets less liabilities-0.1% ..............                         97,727
                                                                    ------------
NET ASSETS-100.0% ...............................                   $181,548,502
                                                                    ============

DAVIS VENTURE VALUE FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006  (UNAUDITED)                           SUN CAPITAL ADVISERS TRUST

                                           COUNTRY
                                           CODE     SHARES           VALUE
                                           -------  ------           -----
COMMON STOCK - 98.0%
AUTO EQUIPMENT & SERVICES -1.6%

Harley- Davidson, Inc. ................             17,100           $   887,148
                                                                     -----------

BANKS - 0.5%
Commerce Bancorp, Inc. ................              8,400               307,860
                                                                     -----------

BANKING S & L - 10.2%
Fifth Third Bancorp ...................             11,900               468,384
Golden West Financial
   Corp. ..............................             26,500             1,799,350
HSBC Holdings PLC .....................    GB       89,512             1,502,349
Lloyds TSB Group PLC ADR ..............             11,800               454,182
State Street Corp. ....................              1,800               108,774
Wells Fargo & Co. .....................             21,700             1,385,979
                                                                     -----------
                                                                       5,719,018
                                                                     -----------

BUILDING MATERIALS -1.8%
Martin Marietta
Materials,
   Inc. ...............................              5,700               610,071
Vulcan Materials Co. ..................              4,900               424,585
                                                                     -----------
COMMERCIAL SERVICES -1.3%                                              1,034,656
                                                                     -----------

D&B Corp.* ............................              9,300               713,124
                                                                     -----------

COMMUNICATION SERVICES - 3.2%
Comcast Corp. Class A
   Special* ...........................             58,200             1,520,184
Liberty Media Corp.
Class A* ..............................             32,100               263,541
                                                                     -----------
                                                                       1,783,725
                                                                     -----------

COMPUTERS - 2.0%
Dell, Inc.* ...........................             16,000               476,160
Hewlett-Packard Co. ...................             10,100               332,290
Lexmark International,
   Inc. Class A* ......................              6,400               290,432
                                                                     -----------
                                                                       1,098,882
                                                                     -----------

CONSUMER PRODUCTS & SERVICES - 5.9%
Altria Group, Inc. ....................             36,300             2,572,218
H&R Block, Inc. .......................             34,800               753,420
                                                                     -----------
                                                                       3,325,638
                                                                     -----------

COSMETICS & TOILETRIES - 0.8%
Avon Products, Inc. ...................             15,300               476,901
                                                                     -----------

DIVERSIFIED MANUFACTURING - 4.0%
Tyco International, Ltd. ..............             82,830             2,226,470
                                                                     -----------
DIVERSIFIED MATERIALS & PROCESSING - 0.2%
Rio Tinto PLC .........................    GB        2,500           $   127,052
                                                                     -----------

EDUCATION SERVICES -0.0%
Apollo Group, Inc.
   Class A* ...........................                200                10,502
                                                                     -----------

ENERGY SOURCES - 2.2%
Devon Energy Corp. ....................             20,300             1,241,751
                                                                     -----------

FINANCIAL SERVICES -14.4%
American Express Co. ..................             50,900             2,674,795
Ameriprise Financial, Inc. ............             13,580               611,915
Citigroup, Inc. .......................             25,733             1,215,370
JPMorgan Chase & Co. ..................             52,196             2,173,441
Moody's Corp. .........................             12,100               864,666
Morgan Stanley ........................              5,500               345,510
The Principal Financial
   Group, Inc. ........................              4,200               204,960
                                                                     -----------
                                                                       8,090,657
                                                                     -----------

FOOD, BEVERAGES & RESTAURANTS -2.5%
Diageo PLC ADR ........................             10,000               634,300
Heineken Holding NV ...................    NL       11,425               394,396
The Hershey Co. .......................              7,100               370,833
                                                                     -----------
                                                                       1,399,529
                                                                     -----------

HEALTH CARE FACILITIES - 1.7%
HCA, Inc. .............................             20,300               929,537
                                                                     -----------

HOUSEHOLD DURABLES - 0.2%
Hunter Douglas NV .....................    NL        1,860               123,720
                                                                     -----------

INSURANCE - 15.8%
American International
   Group, Inc. ........................             37,800             2,498,202
Aon Corp. .............................             11,400               473,214
Berkshire Hathaway, Inc.
   Class A* ...........................                 22             1,987,700
Loews Corp. ...........................             11,900             1,204,280
Markel Corp.* .........................                110                37,145
Marsh & McLennan Cos., Inc. ...........             13,500               396,360
The Chubb Corp. .......................              1,600               152,704
The Progressive Corp. .................             13,900             1,449,214
Transatlantic Holdings,
   Inc. ...............................             11,687               683,105
                                                                     -----------
                                                                       8,881,924
                                                                     -----------

INTERNET SOFTWARE & SERVICES- 0.4%
Expedia, Inc.* ........................              3,900                79,053
IAC/InterActiveCorp* ..................              4,400               129,668
                                                                     -----------

DAVIS VENTURE VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006  (UNAUDITED)                           SUN CAPITAL ADVISERS TRUST

                                           COUNTRY
                                           CODE     SHARES           VALUE
                                           -------  ------           -----

                                                                     $   208,721
                                                                     -----------

MULTIMEDIA - 1.9%
Lagardere S.C.A. .................         FR        6,800               531,960
News Corp., Class A ..............                  31,200               518,232
                                                                     -----------

                                                                       1,050,192
                                                                     -----------

OIL & GAS - 8.8%
BHP Billiton PLC .................         GB        7,100               129,847
ConocoPhillips ...................                  27,928             1,763,653
EOG Resources, Inc. ..............                  17,300             1,245,600
Occidental Petroleum
   Corp. .........................                  13,900             1,287,835
Transocean, Inc.* ................                   6,300               505,890
                                                                     -----------
                                                                       4,932,825
                                                                     -----------

PACKAGING - 2.2%
Sealed Air Corp. .................                  21,500             1,244,205
                                                                     -----------

PHARMACEUTICALS -2.4%

Cardinal Health, Inc. ............                   9,500               707,940
Caremark Rx, Inc. ................                  12,700               624,586
                                                                     -----------
                                                                       1,332,526
                                                                     -----------

PUBLISHING - 0.3%
Gannett Co., Inc. ................                   2,600               155,792
                                                                     -----------

RETAILING - 6.2%
Costco Wholesale
   Corp. .........................                  44,700             2,420,952
Wal-Mart Stores, Inc. ............                  22,900             1,081,796
                                                                     -----------
                                                                       3,502,748
                                                                     -----------

SOFTWARE - 3.4%
Iron Mountain, Inc.* .............                  19,600               798,504
Microsoft Corp. ..................                  41,000             1,115,610
                                                                     -----------
                                                                       1,914,114
                                                                     -----------

TELECOMMUNICATIONS - 2.3%
Nokia Corp. ADR ..................                   7,000               145,040
NTL, Inc.* .......................                  10,352               301,347
SK Telecom Co., Ltd. ADR .........                  12,700               299,593
Sprint Nextel Corp. ..............                  21,800               563,312
                                                                     -----------
                                                                       1,309,292
                                                                     -----------

TRANSPORTATION - 1.8%
China Merchants
Holdings
International Co.,
   Ltd. ..........................         HK       94,000               271,342
Cosco Pacific, Ltd. ..............         HK       82,000               163,262
Kuehne & Nagel
   International AG ..............         CH          600               194,603
United Parcel Services,
   Inc. Class B ..................                   4,600               365,148
                                                                     -----------
                                                                     $   994,355
                                                                     -----------
Total Common Stock
(cost $40,740,329) ...............                                    55,022,864
                                                                     -----------
                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)
                                                    ---------
SHORT TERM INVESTMENT - 2.1%
REPURCHASE AGREEMENT - 2.1%
State Street Bank and
   Trust Company 4.45%,
   4/3/06(collateralized by
   $1,202,000 Federal Home
   Loan Mortgage ,4.375%,
   09/17/10, with a value of
   $1,227,051, total to be
   received $1,202,446)
(amortized cost $1,202,000) ......                  $1,202             1,202,000
                                                                     -----------

TOTAL INVESTMENTS - 100.1%
   (cost $41,942,329) ............                                    56,224,864
Liabilities in excess of
   other assets - (0.1%) .........                                      (48,361)
                                                                     -----------

NET ASSETS - 100.0% ..............                                   $56,176,503
                                                                     ===========

*Non-income producing security
ADR = American Depositary Receipt
CH = Switzerland
FR = France
GB = Great Britain
HK = Hong Kong
NL = Netherlands

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST

                                 COUNTRY
                                   CODE         SHARES           VALUE
                                   ----         ------           -----
COMMON STOCK-99.3%
ADVERTISING-0.0% (a)
RH Donnelley Corp.* ......                         500        $   29,115
Sitel Corp.* .............                         500             2,100
                                                               ---------
                                                                  31,215
                                                               ---------
AEROSPACE & DEFENSE-1.4%
AAR Corp.* ...............                       4,034           114,888
Aeroflex, Inc.* ..........                       2,100            28,833
Alliant Techsystems, Inc.*                       1,000            77,170
Armor Holdings , Inc.* ...                       2,600           151,554
BE Aerospace, Inc.* ......                       7,599           190,887
Cubic Corp. ..............                         200             4,788
DRS Technologies, Inc. ...                       3,400           186,558
Esterline Technologies
      Corp.* .............                       3,200           136,800
K&F Industries Holdings
      Inc.* ..............                         300             4,980
Kaman Corp. ..............                       1,700            42,772
MTS Technologies, Inc. ...                       2,000            83,660
Orbital Sciences Corp.* ..                       3,900            61,698
Sequa Corp.* .............                         100             9,780
Teledyne Technologies,
      Inc.* ..............                       3,300           117,480
Triumph Group, Inc.* .....                       1,100            48,686
United Industrial Corp. ..                         200            12,186
                                                               ---------
                                                               1,272,720
                                                               ---------
AGRICULTURE-0.4%
Agrium, Inc. .............                       4,400           111,144
Andersons, Inc. ..........                         300            23,469
CF Industries Holdings,
      Inc. ...............                       4,200            71,358
UAP Holding Corp. ........                       8,500           182,750
                                                               ---------
                                                                 388,721
                                                               ---------
AIRLINES-1.2%
ABX Air, Inc.* ...........                       5,000            34,050
AirTran Holdings, Inc.* ..                       3,200            57,952
Alaska Air Group, Inc.* ..                       5,400           191,430
AMR Corp.* ...............                       7,870           212,883
Continental Airlines,
      Inc.* ..............                      12,374           332,861
ExpressJet Holdings, Inc.*                       5,600            41,664
Frontier Airlines, Inc.* .                       1,800            13,860
Mesa Air Group, Inc.* ....                      10,300           117,832
Republic Airways Holdings,
      Inc.* ..............                         900            13,329
SkyWest, Inc. ............                       4,400        $  128,788
World Air Holdings, Inc.*                        1,100            10,802
                                                               ---------
                                                               1,155,451
                                                               ---------
APPAREL & TEXTILES-1.0%
Deckers Outdoor Corp.* ...                         500            20,270
Kellwood Co. .............                         700            21,973
Oxford Industries, Inc. ..                         700            35,791
Phillips-Van Heusen Corp.                        4,800           183,408
Russell Corp. ............                         400             5,520
Skechers U.S.A. Inc.* ....                       6,400           159,552
Stride Rite Corp. ........                       3,500            50,680
Timberland Co.* ..........                       2,600            88,998
Tommy Hilfiger Corp.* ....                       6,457           106,347
Warnaco Group, Inc.* .....                       3,700            88,800
Wolverine World Wide, Inc.                       8,200           181,466
                                                               ---------
                                                                 942,805
                                                               ---------
AUTO PARTS-1.8%
Accuride Corp.* ..........                         400             4,600
Aftermarket Technology
      Corp.* .............                       3,200            72,352
ArvinMeritor, Inc. .......                      11,900           177,429
Asbury Automotive Group,
      Inc.* ..............                       1,600            31,552
Autoliv, Inc. ............                       1,300            73,554
BorgWarner, Inc. .........                         300            18,012
Commercial Vehicle Group,
      Inc.* ..............                         200             3,842
CSK Auto Corp.* ..........                       4,900            67,963
Intermec, Inc.* ..........                       4,400           134,244
Lear Corp. ...............                       2,840            50,353
Mcgrath Rentcorp. ........                         500            15,030
Midas, Inc.* .............                       1,200            26,244
Miller Industries, Inc.* .                       1,000            25,500
Modine Manufacturing Co. .                       5,000           147,500
Navistar International
      Corp., Inc.* .......                         400            11,032
Nordson Corp. ............                       2,600           129,636
Tenneco Automotive, Inc.*                       11,600           251,604
The Goodyear Tire & Rubber
      Co.* ...............                       3,631            52,577
Titan International, Inc.                        2,500            43,150
TRW Automotive Holdings
      Corp.* .............                       2,200            51,260
United Rentals, Inc.* ....                       9,289           320,471
                                                               ---------
                                                               1,707,905
                                                               ---------

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST

                                 COUNTRY
                                   CODE         SHARES          VALUE
                                   ----         ------          -----
AUTOMOTIVE-0.1%
Arctic Cat, Inc. .........                         100      $    2,406
Keystone Automotive
      Industries, Inc.* ..                         500          21,105
Lithia Motors, Inc. ......                       1,700          58,990
Monaco Coach Corp. .......                         400           5,360
Thor Industries Inc. .....                         800          42,688
                                                            ----------
                                                               130,549
                                                            ----------
BANKS-2.8%
Anchor Bancorp Wisconsin,
      Inc. ...............                         400          12,124
Arrow Financial Corp. ....                       3,975         128,273
Astoria Financial Corp. ..                       4,200         130,032
BancorpSouth, Inc. .......                         300           7,203
Bank Hawaii Corp. ........                         400          21,324
Capitol Bancorp, Ltd.* ...                         400          18,700
Cascade Bancorp ..........                         800          42,280
Centennial Bank Holdings,
      Inc.* ..............                       3,500          25,655
Center Financial Corp. ...                         100           2,423
Central Pacific Financial
      Corp. ..............                         200           7,344
Chittenden Corp. .........                       1,700          49,249
Citizens Banking Corp. ...                       9,600         127,392
Citizens First Bancorp
      Inc. ...............                         500          14,130
City Holding Co. .........                       1,500          55,185
Columbia Banking Systems,
      Inc. ...............                       1,400          46,844
Commerce Bancshares, Inc.                        1,100          56,837
Commercial Capital Bancorp
      ,Inc. ..............                       3,600          50,616
Community Banking Systems,
      Inc. ...............                       2,400          53,592
Community Trust  Bancorp,
      Inc. ...............                         400          13,560
Corus Bankshares, Inc. ...                       2,700         160,488
Downey Financial Corp. ...                       1,000          67,300
First BanCorp- Puerto Rico                       1,900          23,484
First Citizens BancShares,
      Inc. ...............                         200          38,600
First Commowealth
      Financial Corp. ....                       2,700          39,582
First Federal Financial
      Corp. ..............                       2,900         173,449
First Financial Corp. ....                         500          15,850
First Indiana Corp.* .....                         750          20,925
First Midwest Bancorp,
      Inc. ...............                         700      $   25,599
First Public Financial
      Corp. ..............                       1,700          42,160
First Republic Bank ......                         200           7,564
First Security Group, Inc.                       5,600          61,880
First State Bancorporation                         300           7,968
Fremont General Corp. ....                       3,500          75,460
Greater Bay Bancorp ......                       4,700         130,378
Harbor Floridal
      Bancshares, Inc. ...                         500          18,935
Independent Bank Corp. ...                       1,800          51,210
ITLA Capital Corp. .......                         200           9,644
KNBT Bancorp, Inc. .......                         800          13,080
MAF Bancorp, Inc. ........                       1,800          78,786
National Penn Bancshares
      Inc. ...............                         200           4,256
NewAlliance Bancshares,
      Inc.* ..............                         500           7,215
Ocwen Financial Corp.* ...                         700           7,154
PFF Bancorp, Inc. ........                       2,100          70,791
Provident Bankshares Corp.                       3,600         131,220
Sterling Bancshares Inc. .                         500           9,025
Sterling Financial Corp. .                       2,200          63,800
Susquehanna Bancshares,
      Inc. ...............                         500          12,885
SVB Financial Group* .....                       1,000          53,050
Taylor Cap Group, Inc. ...                         300          11,757
TCF Financial Corp. ......                       2,400          61,800
TierOne Corp. ............                       1,900          64,505
Umpqua Holdings Corp. ....                         200           5,700
Union Bankshares Corp. ...                         300          13,713
United Bankshares, Inc. ..                         100           3,827
Virginia Comm Bancorp
      Inc.* ..............                         100           3,595
W Holding Co., Inc. ......                       2,000          15,740
Webster Financial Corp. ..                         300          14,538
Wilmington Trust Corp. ...                         900          39,015
Wilshire Bancorp, Inc. ...                         300           5,577
WSFS Financial Corp. .....                       1,200          75,396
                                                            ----------
                                                             2,599,664
                                                            ----------
BIOTECHNOLOGY-0.5%
Abgenix, Inc.* ...........                       9,500         213,750
Albany Molecular Research,
      Inc.* ..............                       5,000          50,800
Digene Corp.* ............                         600          23,460
Isis Pharmaceuticals,

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST

                                COUNTRY
                                  CODE         SHARES           VALUE
                                  ----         ------           -----
      Inc.* ................                    1,500       $   13,515
Meridian Bioscience, Inc. ..                    1,400           37,772
Millipore Corp.* ...........                    1,300           94,978
Myriad Genetics, Inc.* .....                      900           23,481
Nektar Therapeutics* .......                    1,000           20,380
                                                            ----------
                                                               478,136
                                                            ----------
BUILDING CONSTRUCTION-2.3%
Apogee Enterprises, Inc. ...                    1,700           28,696
Builders FirstSource,
      Inc.* ................                    8,800          199,848
Champion Enterprises,
      Inc.* ................                   10,000          149,600
Comfort Systems USA, Inc. ..                    4,700           63,450
Drew Industries, Inc.* .....                      100            3,555
Genlyte Group, Inc.* .......                    2,300          156,722
Global Industries, Inc.* ...                    7,200          104,328
Granite Construction, Inc. .                    4,200          204,456
Insituform Technologies,
      Inc ..................                    1,600           42,560
Lennox International, Inc. .                    3,200           95,552
LSI Industries, Inc. .......                    2,700           46,008
NCI Building Systems,
      Inc.* ................                    2,300          137,471
Perini Corp.* ..............                      300            9,111
Rollins, Inc. ..............                      300            6,072
Ryland Group, Inc. .........                      700           48,580
Texas Industries, Inc. .....                    2,785          168,465
Universal Forest Products,
      Inc ..................                    2,700          171,423
US Concrete, Inc.* .........                    3,100           44,826
USG Corp.* .................                    3,163          300,358
Washington Group
      International, Inc.* .                      400           22,956
Williams Scotsman
      International, Inc.* .                    4,600          115,230
Winnebago Indiana, Inc. ....                      500           15,170
                                                            ----------
                                                             2,134,437
                                                            ----------
BUILDING & CONSTRUCTION-0.2%
Astec Industries, Inc.* ....                    3,700          132,830
Jacuzzi Brands, Inc.* ......                    1,100           10,813
                                                            ----------
                                                               143,643
                                                            ----------
BUSINESS SERVICES-0.1%
John H. Harland Co. ........                      500           19,650
Manhattan Associates,
      Inc.* ................                    3,100           68,200
                                                            ----------
                                                            $   87,850
                                                            ----------
CABLE TV SERVICES-0.0%(a)
Charter Communications,
      Inc.* ................                    7,800            8,502
Mediacom Communications
      Corp.* ...............                    2,300           13,225
                                                            ----------
                                                                21,727
                                                            ----------
CASINOS & GAMBLING-0.2%
Ameristar Casinos, Inc. ....                    3,800           98,002
Monarch Casino & Resort,
      Inc.* ................                    1,400           39,746
MTR Gaming Group, Inc.* ....                    2,500           25,750
                                                            ----------
                                                               163,498
                                                            ----------
CHEMICALS-1.3%
Airgas Inc. ................                    1,300           50,817
Ashland Inc. ...............                    1,000           71,080
Ferro Corp. ................                      900           18,000
FMC Corp. ..................                    2,300          142,554
Fuller H B Co. .............                    5,100          261,834
Lubrizol Corp. .............                    1,100           47,135
NewMarket Corp. ............                      700           33,313
Olin Corp. .................                    2,900           62,263
Omnova Solutions Inc.* .....                      300            1,836
Pioneer Cos., Inc.* ........                    2,400           73,200
PolyOne Corp.* .............                    9,900           92,268
Rockwood Holdings, Inc.* ...                      400            9,208
Schulman A Inc. ............                    1,900           47,025
Spartech Corp. .............                    1,100           26,400
Stepan Chemical Co. ........                      800           23,640
Tronox, Inc. ...............                    5,200           88,192
Valspar Corp. ..............                    1,000           27,870
Westlake Chemical Corp. ....                    1,600           55,280
WR Grace  & Co.* ...........                    3,000           39,900
                                                            ----------
                                                             1,171,815
                                                            ----------
COAL-0.1%
Foundation Coal Holdings,
      Inc ..................                    2,400           98,736
                                                            ----------
COMMERCIAL SERVICES-1.1%
Alderwoods Group, Inc.* ....                    2,700           48,330
Arbitron, Inc. .............                      300           10,146
Central Parking Corp. ......                    1,000           16,000
Chemed Corp. ...............                    2,200          130,548
Consolidated Graphics,
      Inc.* ................                      700           36,484
Deluxe Corp. ...............                      300            7,851

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST

                                      COUNTRY
                                        CODE       SHARES         VALUE
                                        ----       ------         -----
Lightbridge, Inc.* ................                   700      $    7,770
PHH Corp. .........................                 9,000         240,300
Pre-Paid Legal Services,
      Inc .........................                 1,000          35,480
Quanta Services, Inc.* ............                16,000         256,320
Rental-A-Center, Inc.* ............                 1,500          38,385
ServiceMaster Co./ The ............                 2,200          28,864
Startek, Inc. .....................                 1,100          25,916
Teletech Holdings, Inc.* ..........                11,000         122,210
Vertrue, Inc.* ....................                   300          12,540
                                                               ----------
                                                                1,017,144
                                                               ----------
COMMERCIAL SERVICES & SUPPLIES-0.4%
Allied Waste Industries,
      Inc.* .......................                 4,100          50,184
Bowne & Co., Inc. .................                   400           6,668
Clayton Holdings Inc.* ............                   200           4,216
Convergys Corp.* ..................                 1,000          18,210
Devry, Inc. .......................                 1,100          25,047
Explorations Group, Inc.* .........                   300           3,372
Gevity HRr, Inc. ..................                 1,100          26,906
ITT Educational Services,
      Inc.* .......................                   400          25,620
Miller Herman, Inc. ...............                 2,500          81,025
SOURCECORP, Inc.* .................                 1,800          43,398
Team, Inc. ........................                   100           3,326
Viad Corp. ........................                 1,700          58,276
Volt Information Sciences,
      Inc.* .......................                   600          18,336
West Corp.* .......................                   500          22,330
                                                               ----------
                                                                  386,914
                                                               ----------
COMMUNICATION EQUIPMENT-0.7%
Digi International, Inc.* .........                 2,000          23,340
Extreme Networks, Inc.* ...........                13,038          65,451
Falconstor Software, Inc.* ........                   300           2,835
Foundry Networks, Inc.* ...........                 7,800         141,648
Interdigital Communication
      Corp.* ......................                   700          17,164
Polycom, Inc.* ....................                17,200         372,896
Stratex Networks, Inc.* ...........                 2,600          15,990
                                                               ----------
                                                                  639,324
                                                               ----------
COMPUTER SERVICES-1.3%
CACI International, Inc.* .........                 2,400         157,800
Ceridian Corp.* ...................                 4,757         121,066
Ciber, Inc.* ......................                 3,600          22,968
Covansys Corp.* ...................                 1,200          20,628
IHS Inc.* .........................                   600      $   16,410
Imation Corp. .....................                 6,100         261,751
Parametric Technology
      Corp.* ......................                10,800         176,364
Perot Systems Corp.* ..............                 8,500         132,260
RadiSys Corp.* ....................                 3,321          65,922
Reynolds & Reynolds Co. ...........                 4,300         122,120
SYKES Enterprises, Inc.* ..........                 6,100          86,498
Unisys Corp.* .....................                 3,000          20,670
                                                               ----------
                                                                1,204,457
                                                               ----------
COMPUTERS-1.7%
Advanced Digital
      Information Corp.* ..........                 8,790          77,176
Agilysys, Inc. ....................                 3,800          57,228
Ansys, Inc.* ......................                 2,800         151,620
Catapult Communications
      Corp.* ......................                 1,400          18,620
Dot Hill Systems Corp.* ...........                 1,700          12,070
Integral Systems, Inc. ............                   100           2,699
Intergraph Corp.* .................                 5,100         212,466
Intervoice Brite, Inc.* ...........                 4,700          40,467
Komag, Inc.* ......................                 6,090         289,884
Maxtor Corp.* .....................                10,841         103,640
Micros Systems, Inc.* .............                 1,000          46,070
NCI, Inc.* ........................                 2,600          36,400
NCR Corp.* ........................                   900          37,611
Palm, Inc.* .......................                11,040         255,686
Radiant Systems, Inc.* ............                 3,000          40,560
Western Digital Corp.* ............                11,092         215,518
                                                               ----------
                                                                1,597,715
                                                               ----------
COMPUTER SOFTWARE & SERVICES-0.8%
Aspen Technology, Inc.* ...........                 8,800         111,320
Blackbaud, Inc. ...................                 8,500         180,115
Brocade Communications
      Systems, Inc.* ..............                52,188         348,616
Eletronics for Imaging,
      Inc.* .......................                 1,900          53,143
Secure Computing Corp.* ...........                 4,400          50,776
Synaptics, Inc.* ..................                   500          10,995
                                                               ----------
                                                                  754,965
                                                               ----------
CONSTRUCTION MATERIALS-0.4%
Amcol International Corp. .........                   300           8,640
Ameron International Corp. ........                   100           7,323
Eagle Materials Inc. ..............                   500          31,880
EMCOR Group, Inc.* ................                 4,800         238,368

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST

                                     COUNTRY
                                       CODE        SHARES           VALUE
Martin Marietta Materials,
      Inc. ..................                         400        $   42,812
                                                                 ----------
                                                                    329,023
                                                                 ----------
CONSULTING SERVICES-1.4%
BearingPoint, Inc.* .........                       7,200            61,128
Corporate Executive Board
      Co. ...................                       1,000           100,900
Diamondcluster
      International, Inc.* ..                       1,400            14,980
Forrester Research, Inc.* ...                       1,700            37,944
Kforce, Inc.* ...............                       1,000            12,750
Korn / Ferry
      International* ........                       4,800            97,872
Labor Ready, Inc.* ..........                       5,700           136,515
Manpower, Inc. ..............                       2,600           148,668
MAXIMUS, Inc. ...............                       4,300           154,714
MPS Group, Inc.* ............                      18,100           276,930
Resources Global
      Professionals* ........                         900            22,419
Robert Half International,
      Inc. ..................                         600            23,166
Spherion Corp.* .............                       8,500            88,400
Tetra Tech, Inc.* ...........                       8,000           152,720
                                                                 ----------
                                                                  1,329,106
                                                                 ----------
CONSUMER PRODUCTS-1.7%
American Greetings Corp. ....                       7,700           166,474
Bell Microproducts, Inc.* ...                       1,600             9,856
Bowater, Inc. ...............                       2,700            79,866
CNS, Inc. ...................                       3,000            64,620
Ennis, Inc. .................                         600            11,700
Longview Fibre Co. ..........                       3,900           100,776
Louisiana-Pacific Corp. .....                       4,069           110,677
Owens- Ilinois, Inc.* .......                       1,610            27,966
Playtex Products, Inc.* .....                       4,147            43,419
RC2 Corp.* ..................                         700            27,867
Scotts Miracle-Gro Co. ......                       2,100            96,096
Sealed Air Corp. ............                       2,300           133,101
Silgan Holdings, Inc. .......                       5,700           228,969
Snap-On, Inc. ...............                       2,800           106,736
Sonic Solutions* ............                         100             1,811
Spectrum Brands, Inc.* ......                         500            10,860
Stanley Furniture Co.,
      Inc. ..................                       2,600            76,050
Stanley Works, Inc. .........                       1,000            50,660
Superior Essex, Inc.* .......                       1,600            40,704
Toro Co. ....................                       2,200           105,050
Tupperware Brands Corp. .....                       2,900            59,711
USANA Health Sciences,
      Inc.* .................                         500            20,860
                                                                 ----------
                                                                  1,573,829
                                                                 ----------
CONSUMER SERVICES-2.0%
Administaff, Inc. ...........                       5,300           288,108
AMN Healthcare Services,
      Inc.* .................                       3,200            59,904
Banta Corp. .................                       2,400           124,752
Bright Horizons Family
      Solutions, Inc.* ......                       1,000            38,730
Brightpoint, Inc.* ..........                       9,600           298,176
Career Education Corp.* .....                       3,200           120,736
Cenveo, Inc.* ...............                       2,800            46,424
Clean Harbors, Inc.* ........                       3,100            91,977
Geo Group, Inc.* ............                         500            16,670
Heidrick & Struggles
      International, Inc.* ..                         400            14,512
Kendle International,
      Inc.* .................                       1,600            54,080
Metal Management, Inc. ......                       3,100            98,115
Republic Services, Inc. .....                         700            29,757
Rural/Metro Corp.* ..........                       1,600            12,608
Service Corp
      International* ........                      12,500            97,500
Tech Data Corp.* ............                       3,042           112,280
United Stationers, Inc. .....                       3,600           191,160
Watsco, Inc. ................                       1,400            99,470
WESCO International, Inc.* ..                       1,300            88,413
                                                                 ----------
                                                                  1,883,372
                                                                 ----------
CONTAINERS & PACKING-0.2%
Myers Industries, Inc. ......                       2,200            35,178
Packaging Corp. .............                         500            11,220
Pactiv Corp.* ...............                       1,200            29,448
Sonoco Products Co. .........                       1,400            47,418
Temple- Inland Inc. .........                       1,100            49,005
                                                                 ----------
                                                                    172,269
                                                                 ----------
DATA PROCESSING SERVICES-1.2%
Acxiom Corp. ................                       3,100            80,104
CSG Systems International,
      Inc.* .................                      10,200           237,252
Dun & Bradstreet Corp.* .....                       1,800           138,024
Fair Issac Corp. ............                       3,000           118,860
Filenet Corp.* ..............                       7,600           205,352
Global Payments, Inc. .......                       2,500           132,525

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST

                                       COUNTRY
                                         CODE      SHARES            VALUE
                                         ----      ------            -----
infoUSA, Inc. ......................                5,600        $   72,688
Moneygram International,
      Inc.* ........................                3,700           113,664
Total System Services,
      Inc. .........................                  400             7,968
                                                                 ----------
                                                                  1,106,437
                                                                 ----------
DISTRIBUTION (FOOD & HEALTH)-0.0%(a)
Bluelinx Holdings Inc.* ............                1,200            19,200
                                                                 ----------
DIVERSIFIED FINANCIALS-0.3%
Accredited Home Lenders
      Holding Co.* .................                3,900           199,602
Ace Cash Express, Inc.* ............                  300             7,467
Calamos Asset Management
      Inc. Class A .................                  200             7,480
Cash America International
      Inc. .........................                1,000            30,020
CBIZ Inc.* .........................                  800             6,400
Financial Fed Corp. ................                  500            14,650
First Cash Financial
      Services* ....................                  200             3,998
Greenhill & Co., Inc. ..............                  300            19,833
SEI Investments Co.* ...............                  400            16,212
                                                                 ----------
                                                                    305,662
                                                                 ----------
DIVERSIFIED MANUFACTURING-1.2%
Acuity Brands, Inc. ................                6,800           272,000
American Railcar
      Industries, Inc. .............                2,200            77,154
Aptargroup, Inc. ...................                  500            27,625
Barnes Group, Inc. .................                1,700            68,850
Blount International,
      Inc.* ........................                1,200            19,332
Crane Co. ..........................                2,800           114,828
Esco Technologies, Inc. ............                  500            25,325
Fleetwood Enterprises,
      Inc.* ........................                2,000            22,340
Freightcar America, Inc. ...........                1,000            63,600
Jones Apparel Group, Inc. ..........                2,200            77,814
Smith A O Corp. ....................                2,600           137,280
SPX Corp. ..........................                2,400           128,208
Teleflex, Inc. .....................                1,600           114,608
                                                                 ----------
                                                                  1,148,964
                                                                 ----------
DRUGS-0.4%
Depomed, Inc.* .....................                3,400            22,202
Durect Corp.* ......................                5,300            33,708
Hi-Tech Pharmacal Co.,
      Inc.* ........................                1,200        $   33,840
King Pharmaceuticals,
      Inc.* ........................                7,731           133,360
Kos Pharmaceuticals, Inc.* .........                1,300            62,101
Matrixx Initiatives Inc.* ..........                  200             4,660
Medicis Pharmaceutical
      Corp. ........................                2,300            74,980
                                                                 ----------
                                                                    364,851
                                                                 ----------
DRUGS & MEDICAL PRODUCTS-0.0%(a)
NeoPharm, Inc.* ....................                2,281            19,069
                                                                 ----------
ELECTRIC UTILITIES-0.4%
Alleghany Corp. Delaware ...........                  102            29,529
Allete, Inc. .......................                  600            27,960
Avista Corp. .......................                4,700            97,055
Centerpoint Energy, Inc. ...........                1,200            14,316
CH Energy Group, Inc. ..............                1,400            67,200
Cleco Corp. ........................                1,400            31,262
Energy East Corp. ..................                1,419            34,482
Lamson & Sessions Co. ..............                  600            16,698
Pepco Holdings Inc. ................                1,100            25,069
UIL Holding Corp. ..................                  100             5,235
                                                                 ----------
                                                                    348,806
                                                                 ----------
ELECTRICAL EQUIPMENT-0.1%
Baldor Electric Co. ................                  700            23,709
Franklin Electric, Inc. ............                  100             5,465
Regal Beloit Corp. .................                  500            21,135
Technitrol Inc. ....................                1,000            23,980
                                                                 ----------
                                                                     74,289
                                                                 ----------
ELECTRONICS-4.8%
AVX Corp. ..........................                3,400            60,180
Cadence Design Systems,
      Inc.* ........................                8,100           149,769
Conexant Systems, Inc.* ............               45,779           157,937
Cymer, Inc.* .......................                8,000           363,520
Diodes, Inc.* ......................                2,500           103,750
DPL, Inc. ..........................                  600            16,200
Electro Scientific
      Industries, Inc.* ............                5,600           123,928
Emcore Corp* .......................                1,800            18,396
Fargo Electronics, Inc.* ...........                1,000            16,910
Ikanos Communications,
      Inc.* ........................                1,700            33,507
Intersil Holding Corp. .............                5,600           161,952
Itron, Inc.* .......................                2,200           131,670
IXYS Corp. .........................                1,400            12,908

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST

                                          COUNTRY
                                            CODE       SHARES           VALUE
                                            ----       ------           -----
Keithley Instruments, Inc. ............                   700        $  10,752
Kopin Corp.* ..........................                13,800           69,138
LSI Logic Corp.* ......................                12,728          147,136
Magma Design Automation,
      Inc.* ...........................                 3,500           30,275
Microsemi Corp.* ......................                 6,500          189,215
Mindspeed Technologies
      Inc.* ...........................                 1,800            7,164
MIPS Technologies, Inc.* ..............                 2,100           15,666
Molecular Devices Corp.* ..............                   800           26,528
National Instruction Corp. ............                 1,700           55,454
Netlogic Microsystems,
      Inc.* ...........................                 2,900          119,509
Nvidia Corp.* .........................                 2,936          168,115
Omnivision Technologies,
      Inc.* ...........................                10,188          307,678
ON Semiconductor Corp.* ...............                31,391          227,899
Planar Systems, Inc.* .................                   200            3,384
Plexus Corp.* .........................                 9,700          364,429
Portalplayer, Inc.* ...................                 1,240           27,565
QLogic Corp.* .........................                 5,400          104,490
Sanmina-SCI Corp.* ....................                21,516           88,216
Sierra Pacific Resources* .............                 2,200           30,382
Silicon Image, Inc.* ..................                11,500          118,565
Silicon Laboratories,
      Inc.* ...........................                 4,100          225,295
Skyworks Solutions, Inc. ..............                 2,600           17,654
Solectron Corp.* ......................                27,912          111,648
Supertex, Inc.* .......................                 1,000           37,620
Synopsys, Inc.* .......................                 7,570          169,189
Tektronix, Inc. .......................                 1,200           42,852
Thomas & Betts Corp.* .................                 1,600           82,208
Zoran Corp.* ..........................                11,100          242,868
Zygo Corp.* ...........................                 5,000           81,600
                                                                    ----------
                                                                     4,473,121
                                                                    ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.4%
Analogic Corp. ........................                   100            6,620
Anixter International,
      Inc.* ...........................                 1,700           81,226
Avnet, Inc.* ..........................                 1,877           47,638
Checkpoint Systems, Inc.* .............                 2,700           72,576
CTS Corp. .............................                   400            5,352
Lufkin Industries, Inc. ...............                   200           11,088
Mentor Graphics Corp.* ................                 1,000           11,050
Photon Dynamics Inc.* .................                   300            5,625
Rogers Corp.* .........................                   300           16,344
Tidewater Inc. ........................                 1,700           93,891
W H Energy Services Inc.* .............                   600        $  26,694
                                                                    ----------
                                                                       378,104
                                                                    ----------
ENERGY-0.6%
Artesyn Technologies,
      Inc.* ...........................                 1,600           17,520
Basic Energy Services,
      Inc.* ...........................                 1,100           32,780
C&D Technologies, Inc. ................                   600            5,544
Canadian Hydro Developers,
      Inc. Common 144A* ...............      CA        10,800           53,602
Capitol Energy Resources
      Ltd.* ...........................      CA         7,400           30,447
Energizer Holdings, Inc.* .............                 1,700           90,100
Ensign Energy Services,
      Inc. ............................      CA         4,000          153,952
Greatbatch, Inc.* .....................                   500           10,955
Mahalo Energy, Ltd.* ..................      CA         6,000           28,185
MGP Ingredients Inc. ..................                   100            1,620
Ormat Technologies, Inc. ..............                   800           30,480
Power-One, Inc.* ......................                 4,900           35,280
Vicor Corp. ...........................                 1,900           37,487
                                                                    ----------
                                                                       527,952
                                                                    ----------
ENTERTAINMENT-0.0%(a)
Steinway Musical
      Instruments, Inc.* ..............                 1,200           38,664
                                                                    ----------
ENVIRONMENTAL SERVICES-0.1%
Aleris International,
      Inc.* ...........................                 2,200          105,754
                                                                    ----------
FINANCIAL SERVICES-2.4%
Advanta Corp. .........................                 4,300          158,541
AmeriCredit Corp.* ....................                 4,800          147,504
Asset Acceptance Capital
      Corp.* ..........................                 2,500           48,675
Asta Funding, Inc. ....................                 2,800           93,128
Bankrate, Inc.* .......................                   900           39,204
Bankunited Financial Corp. ............                 2,500           67,600
BISYS Group, Inc.* ....................                10,300          138,844
CompuCredit Corp.* ....................                   700           25,767
Encore Capital Group,
      Inc.* ...........................                 1,900           28,025
Federal Agricultural
      Mortgage Corp. ..................                 1,100           32,362
Hancock Holding Co. ...................                   200            9,304
Jackson Hewitt Tax
      Service, Inc. ...................                 8,900          281,062

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST

                                        COUNTRY
                                          CODE       SHARES           VALUE
Knight Capital Group,
      Inc.* ..................                       14,129       $  196,817
LaBranche & Co., Inc.* .......                        9,800          154,938
Lazard, Ltd. .................                        1,000           44,250
Nelnet, Inc.* ................                        1,000           41,650
Online Resources Corp.* ......                        1,900           24,700
Pacific Capital Bancorp ......                        2,800           94,752
Pason Systems, Inc.* .........              CA        2,000           53,626
Piper Jaffray Cos., Inc.* ....                        3,000          165,000
Portfolio Recovery
      Associates, Inc.* ......                        1,500           70,245
Provident Finacial
      Services ...............                        2,200           39,820
Raymond James Financial,
      Inc. ...................                        3,000           88,680
Stifel Financial Corp.* ......                          400           17,468
Student Loan Corp. ...........                          300           69,900
SWS Group, Inc. ..............                        2,000           52,300
Texas Regional Bancshares,
      Inc. Class A ...........                          330            9,732
TNS, Inc.* ...................                        1,100           23,298
                                                                  ----------
                                                                   2,217,192
                                                                  ----------
FOOD, BEVERAGES & TOBACCO-1.6%
Boston Beer Co., Inc.* .......                        1,300           33,813
Chiquita Brands
      Inernational, Inc. .....                        3,600           60,372
Corn Products
      International, Inc. ....                          500           14,785
Del Monte Foods Co. ..........                       10,500          124,530
Delta & Pine Co. .............                        1,200           36,192
Flowers Foods, Inc. ..........                        8,100          240,570
Gold Kist, Inc.* .............                        4,200           53,088
Hain Celestial Group,
      Inc.* ..................                        4,000          104,760
Hansen Natural Corp.* ........                          400           50,420
Ihop Corp. ...................                        2,800          134,232
Ingles Markets, Inc. .........                          300            5,346
J & J Snack Foods Corp. ......                        2,300           77,257
National Beverage Corp. ......                          100            1,157
Natures Sunshine Products,
      Inc. ...................                        1,500           18,750
Pathmark Stores, Inc.* .......                        3,100           32,426
PepsiAmericas, Inc. ..........                        1,400           34,230
Pilgrim's Pride Corp. ........                          300            6,501
Premium Standard Farms,
      Inc ....................                        1,200           21,060
Reddy Ice Holdings Inc. ......                          100            2,221
Ruddick Corp. ................                        1,100           26,741
Seabord Corp. ................                          100          159,400
Spartan Stores, Inc. .........                        1,100           14,025
Supervalu, Inc. ..............                        3,976          122,540
Vector Group, Ltd. ...........                        5,200           99,112
Weis Markets, Inc. ...........                          600           26,742
Wild Oats Markets, Inc.* .....                          800           16,264
                                                                  ----------
                                                                   1,516,534
                                                                  ----------
FOOD SERVICES-0.2%
Performance Food Group
      Co.* ...................                        6,000          187,140
                                                                  ----------
GAMING & LOTTERY-0.1%
Dover Downs Gaming &
      Entertainment, Inc. ....                        2,700           58,779
                                                                  ----------
GAS UTILITIES-0.2%
Atmos Energy Corp. ...........                          500           13,165
Laclede Group Inc. ...........                          300           10,326
New Jersey Resources Corp. ...                          500           22,625
Nicor Inc. ...................                          200            7,912
Oneok, Inc. ..................                        2,000           64,500
UGI Corp. ....................                        2,759           58,132
                                                                  ----------
                                                                     176,660
                                                                  ----------
HEALTH CARE-1.8%
Cross Country Healthcare,
      Inc.* ..................                        1,600           30,976
Healthways, Inc.* ............                        4,200          213,948
Hillenbrand Industries,
      Inc ....................                          700           38,493
Idexx Laboratories, Inc.* ....                        1,300          112,268
Magellan Health Services,
      Inc.* ..................                        5,200          210,444
Matria Healthcare, Inc.* .....                        2,000           75,920
Medarex, Inc.* ...............                        1,900           25,118
Pediatrix Medical Group* .....                        3,000          307,920
Per-Se Technologies, Inc.* ...                        6,428          171,371
Phase Forward, Inc.* .........                        1,400           15,596
Res-Care, Inc.* ..............                        1,800           33,084
Sierra Health Services,
      Inc.* ..................                        3,300          134,310
United Surgical Partners* ....                          959           33,958
Universal Health Services,
      Inc ....................                          500           25,395
US Physical Therapy, Inc.* ...                        1,400           23,954
WebMD Health Corp.* ..........                          200            8,328
WellCare Health Plan,

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST

                                       COUNTRY
                                         CODE        SHARES            VALUE
                                         ----        ------            -----
      Inc.* .........................                 4,800        $  218,112
                                                                   ----------
                                                                    1,679,195
                                                                   ----------
HEALTH CARE EQUIPMENT & SUPPLIES-0.2%
Dade Behring Holdings,
      Inc. ..........................                 1,600            57,136
Datascope Corp. .....................                   200             7,912
DENTSPLY International,
      Inc. ..........................                   800            46,520
Edwards Lifesciences
      Corp.* ........................                   500            21,750
STERIS Corp. ........................                 1,500            37,020
West Pharmaceutical
      Services, Inc. ................                   200             6,944
                                                                   ----------
                                                                      177,282
                                                                   ----------
HEALTH CARE PROVIDER & SERVICES-0.4%
Aspect Med Systems, Inc.* ...........                   900            24,696
Genesis HealthCare Corp.* ...........                 2,600           114,244
Healthspring, Inc.* .................                 1,700            31,637
Kinetic Concepts, Inc.* .............                   700            28,819
National Healthcare Corp. ...........                   300            12,024
Natus Med, Inc.* ....................                   800            16,400
Nighthawk Radiology
      Holdings, Inc.* ...............                   600            14,334
Parexel International
      Corp.* ........................                   300             7,932
PSS World Medical, Inc. .............                 1,400            27,006
Sunrise Senior Living
      Inc.* .........................                 2,200            85,734
                                                                   ----------
                                                                      362,826
                                                                   ----------
HOTELS, RESTAURANTS & LEISURE-0.3%
Aztar Corp.* ........................                 4,200           176,358
Choice Hotels, Inc. .................                 2,000            91,560
Landry's Restaurants, Inc. ..........                   700            24,731
                                                                   ----------
                                                                      292,649
                                                                   ----------
HOUSEHOLD DURABLES-0.4%
HNI Corp. ...........................                 2,100           123,900
Interface, Inc.* ....................                 6,900            95,289
Knoll Inc. ..........................                 2,100            44,772
Leggett & Platt Inc. ................                 1,100            26,807
Madden Steven, Ltd.* ................                 2,700            95,850
Palm Harbor Homes, Inc.* ............                   300             6,429
WD-40 Co. ...........................                   100             3,085
                                                                   ----------
                                                                      396,132
                                                                   ----------
INDUSTRIAL CONGLOMERATES-0.0%(a)
Raven Industries Inc. ...............                   100        $    3,911
                                                                   ----------
INSURANCE-5.3%
Affirmative Insurance
      Holdings, Inc. ................                   900            11,889
Alfa Corp. ..........................                   900            15,426
American Equity Investment
      Life Holding Co. ..............                 6,700            96,078
American Physicians
      Capital,  Inc.* ...............                 1,700            81,600
AmerUs Group Co. ....................                 3,104           186,985
Arch Cap Group, Ltd.* ...............                 2,400           138,576
Argonaut Group, Inc.* ...............                 5,600           199,080
Assurant, Inc. ......................                   200             9,850
Bristol West Holdings,
      Inc. ..........................                 4,200            80,850
CNA Surety Corp.* ...................                 1,000            16,730
Commerce Group, Inc. ................                   700            36,988
Conseco Inc.* .......................                 2,200            54,604
Delphi Financial Group,
      Inc. ..........................                 4,500           232,335
Direct General Corp. ................                 3,600            61,236
Donegal Group, Inc. .................                 1,600            41,744
FBL Financial Group, Inc. ...........                   100             3,445
Fidelity National Title
      Group, Inc. Class A ...........                   400             9,108
Great American Financial
      Resources, Inc. ...............                   600            11,838
Hanover Insurance Group,
      Inc.* .........................                   700            36,694
Harleysville Group, Inc. ............                   300             8,907
HCC Insurance Holdings,
      Inc. ..........................                   700            24,360
Hilb Rogal & Hobbs Co. ..............                 1,500            61,830
Horace Mann Educators
      Corp. .........................                 8,400           157,920
Infinity Property &
      Casualty Corp. ................                 5,600           233,744
Loews Corp. .........................                 2,300           108,721
Mercury General Corp. ...............                   200            10,980
National Western Life
      Insurance Co.* ................                   100            23,229
Navigators Group, Inc.* .............                 1,700            84,320
Odyssey Re Holdings Corp. ...........                 3,600            78,120
Ohio Casualty Corp. .................                 9,600           304,320
Old Republic International
      Corp. .........................                 5,100           111,282
Phoenix Cos., Inc. ..................                17,400           283,620

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST

                                      COUNTRY
                                        CODE         SHARES           VALUE
                                        ----         ------           -----
PMI Group, Inc. .................                     2,700        $  123,984
Presidential Life Corp. .........                       800            20,328
ProAssurance Corp.* .............                     1,500            78,000
Procentury Corp. ................                     3,300            45,012
Protective Life Corp. ...........                     1,600            79,584
Radian Group, Inc. ..............                     2,400           144,600
Reinsurance Group America,
      Inc. ......................                       300            14,187
Republic Cos Group, Inc. ........                     6,700           116,312
RLI Corp. .......................                     3,300           189,090
Safety Insurance Group,
      Inc. ......................                     2,200           100,452
Seabright Insurance
      Holdings Inc.* ............                       200             3,484
Selective Insurance Group,
      Inc. ......................                     5,100           270,300
Stancorp Financial Group,
      Inc. ......................                     3,100           167,741
State Auto Financial Corp. ......                     2,900            97,759
Stewart Information
      Services Corp. ............                     3,200           150,656
Tower Group, Inc. ...............                       600            13,860
UICI ............................                     2,600            96,174
United Fire & Casualty Co. ......                     1,500            49,350
Unitrin, Inc. ...................                     1,800            83,718
Universal American
      Financial Corp.* ..........                     1,200            18,480
Zenith National Insurance
      Corp ......................                     4,900           235,837
                                                                   ----------
                                                                    4,915,317
                                                                   ----------
INSURANCE - BROKERS-0.3%
FPIC Insurance Group,
      Inc.* .....................                     2,100            79,380
James River Group, Inc.* ........                       300             8,076
LandAmerica Financial
      Group, Inc. ...............                     3,000           203,550
                                                                   ----------
                                                                      291,006
                                                                   ----------
INTERNET RETAIL-0.7%
Blue Nile, Inc.* ................                     1,700            59,823
Ctrip.com International
      Ltd .......................                       800            66,160
eCollege.com Inc.* ..............                       200             3,768
ePlus Inc.* .....................                       200             2,846
Insight Enterprises, Inc.* ......                     6,900           151,869
Knot Inc.* ......................                       100             1,810
Priceline.com, Inc.* ............                       100             2,484
Stamps.Com Inc.* ................                       400        $   14,104
webMethods, Inc.* ...............                     9,600            80,832
Websense, Inc.* .................                     8,200           226,156
                                                                   ----------
                                                                      609,852
                                                                   ----------
INTERNET SOFTWARE & SERVICES-3.1%
Allscripts Heathcare
      Solutions, Inc.* ..........                     3,300            60,423
Ariba Inc.* .....................                     2,500            24,450
Art Technology Group,
      Inc.* .....................                     1,900             6,099
Avocent Corp.* ..................                     6,196           196,661
Checkfree Corp.* ................                     1,900            95,950
Chordiant Software Inc.* ........                       600             2,094
Digital Insight Corp.* ..........                     6,100           222,040
Digitas, Inc.* ..................                     3,600            51,840
Earthlink, Inc.* ................                    23,300           222,515
Entrust, Inc.* ..................                     3,870            17,415
Harris Interactive Inc.* ........                       200             1,124
Homestore, Inc.* ................                    17,823           116,919
Infospace, Inc.* ................                     8,000           223,600
Internet Security Systems,
      Inc.* .....................                    10,200           244,596
Ipass, Inc.* ....................                     4,100            32,841
j2 Global Communications,
      Inc.* .....................                     2,000            94,000
Keynote Systems, Inc.* ..........                       100             1,144
McAfee, Inc.* ...................                     1,900            46,227
Netflix , Inc.* .................                     7,600           220,324
Netgear, Inc.* ..................                     3,400            64,634
Redback Networks, Inc.* .........                     9,500           206,055
RSA Securities, Inc.* ...........                     9,197           164,994
SonicWall, Inc.* ................                    13,900            98,551
Tibco Software, Inc.* ...........                    14,800           123,728
Trizetto Group, Inc* ............                     6,600           116,094
United American Corp* ...........                       200             4,580
United Online, Inc. .............                    15,200           195,472
Vignette Corp.* .................                     5,300            78,175
                                                                   ----------
                                                                    2,932,545
                                                                   ----------
INVESTMENT MANAGEMENT-0.6%
Apollo Investment Corp. .........                     1,500            26,715
Eaton Vance Corp. ...............                       500            13,690
Federated Investors, Inc. .......
      Class B ...................                     1,600            62,480
GAMCO Investors, Inc. ...........                       600            23,970
Janus Capital Group, Inc. .......                     6,400           148,288
Jefferies Group, Inc. ...........                     1,200            70,200

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST

                                      COUNTRY
                                        CODE      SHARES           VALUE
Medallion Financial Corp. ........                   800        $   10,840
National Financial
      Partners Corp. .............                 3,200           180,864
Thomas Weisel Partners
      Group, Inc.* ...............                 1,000            21,900
                                                                ----------
                                                                   558,947
                                                                ----------
IT CONSULTING & SERVICES-0.0%(a)
I2 Technologies Inc. .............                   500             8,600
                                                                ----------
LEISURE & ENTERTAINMENT-0.6%
Bluegreen Corp.* .................                 3,400            44,948
Callaway Golf Co. ................                 7,210           124,012
Six Flags, Inc. ..................                14,300           145,574
Sunterra Corp.* ..................                 4,200            59,976
Vail Resorts, Inc.* ..............                 3,000           114,660
World Wrestling
      Entertainment, Inc. ........                 3,200            54,080
                                                                ----------
                                                                   543,250
                                                                ----------
MACHINERY-2.7%
AGCO Corp.* ......................                10,100           209,474
Albany International Corp. .......                 6,200           236,158
American Science &
      Engineering Inc.* ..........                   500            46,700
Applied Industrial
      Technologies, Inc. .........                 5,800           258,680
Ceradyne, Inc.* ..................                 2,300           114,770
Clarcor, Inc. ....................                   500            17,800
Columbus Mckinnon Corp.* .........                 2,800            75,404
Cummins, Inc. ....................                   900            94,590
Flow Inernational Corp.* .........                   500             6,585
Flowserve Corp.* .................                 5,600           326,704
Intevac, Inc.* ...................                 1,200            34,536
JLG Industries, Inc. .............                 4,400           135,476
Lincoln Electric Holdings,
      Inc ........................                 1,200            64,788
Lindsay Manufacturing Co. ........                   100             2,709
Manitowoc, Inc. ..................                 2,000           182,300
NACCO Industries, Inc. ...........                 1,100           169,356
Oshkosh Truck Corp. ..............                   300            18,672
Sauer- Danfoss, Inc. .............                 2,100            48,195
Stewart & Stevenson
      Services, Inc. .............                 2,700            98,496
Tennant Co. ......................                   800            41,856
Terex Corp.* .....................                 2,000           158,480
Wabtec Corp. .....................                 4,600           149,960
                                                                ----------
                                                                 2,491,689
                                                                ----------
MACHINERY/ENGINEERING-0.2%
Varian, Inc.* ....................                 3,900        $  160,602
                                                                ----------
MACHINERY & MANUFACTURING-0.1%
Precision Castparts Corp. ........                   900            53,460
                                                                ----------
MANUFACTURING-0.1%
Roper Industries, Inc. ...........                 1,900            92,397
                                                                ----------
MARKETING & RESEARCH ANALYSIS-0.5%
24 / 7 Real Media Inc.* ..........                 5,600            58,576
aQquantive, Inc.* ................                 1,800            42,372
Catalina Marketing Corp. .........                 1,200            27,720
Digital River, Inc.* .............                 6,700           292,187
                                                                ----------
                                                                   420,855
                                                                ----------
MATERIALS-0.0%(a)
Neenah Paper, Inc. ...............                   500            16,375
                                                                ----------
MEDIA & BROADCASTING-0.1%
Advo, Inc. .......................                   200             6,400
Emmis Communications Corp. * .....                 4,700            75,200
                                                                ----------
                                                                    81,600
                                                                ----------
MEDICAL DEVICES-1.8%
Alpharma, Inc. ...................                 8,700           233,334
AMICAS, Inc.* ....................                 4,300            20,296
Anika Therapeutics, Inc.* ........                   600             7,332
Candela Corp.* ...................                 2,800            60,480
Cerner Corp.* ....................                   300            14,235
Computer Programs &
      Systems, Inc. ..............                 1,600            80,000
Cutera, Inc.* ....................                 2,300            62,376
Cynosure, Inc.* ..................                   100             1,850
deCODE Genetics, Inc.* ...........                 6,000            52,020
DJ Orthopedics, Inc.* ............                 3,700           147,112
Health Net, Inc.* ................                 2,500           127,050
Healthcare Services Group,
      Inc. .......................                 1,800            38,448
Humana, Inc.* ....................                 1,800            94,770
Integra Lifesciences
      Holdings Corp.* ............                 1,800            73,764
LCA- Vision, Inc. ................                 1,900            95,209
Manor Care, Inc. .................                 2,300           102,005
Medcath Corp.* ...................                 2,000            38,240
Mentor Corp. .....................                 2,600           117,806
Molina Healthcare Inc.* ..........                   200             6,694
Neurometrix Inc.* ................                   200             7,788
Odyssey Healthcare, Inc.* ........                 4,200            72,282
Santarus Inc.* ...................                 1,100             8,217

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST


                                       COUNTRY
                                         CODE        SHARES           VALUE
                                         ----        ------           -----
Schein Henry, Inc.* .................                 1,500       $   71,790
Thoratec Corp.* .....................                 6,129          118,106
Vital Images Inc.* ..................                   300           10,224
                                                                  ----------
                                                                   1,661,428
                                                                  ----------
MEDICAL PRODUCTS-0.4%
Air Methods Corp.* ..................                   200            5,908
Arqule, Inc.* .......................                 1,600            9,184
Bio-Rad Laboratories,
      Inc.* .........................                 1,200           74,820
CuraGen Corp.* ......................                   300            1,503
Haemonetics Corp.* ..................                   900           45,693
Indevus Pharmaceuticals,
      Inc.* .........................                   600            3,720
Ligand Pharmaceuticals
      Inc. Class B* .................                   500            6,425
Medical Action Industries
      Inc.* .........................                   100            2,399
Mylan Labs, Inc. ....................                 3,900           91,260
Techne Corp.* .......................                 2,300          138,322
Vital Signs, Inc. ...................                   200           10,986
Zoll Medical Corp.* .................                   100            2,634
                                                                  ----------
                                                                     392,854
                                                                  ----------
METALS & MINERALS-0.3%
CIRCOR International, Inc. ..........                   900           26,280
Dynamic Materials Corp. .............                   500           17,820
HudBay Minerals, Inc.* ..............       CA        8,600           72,023
Inmet Mining Corp.* .................       CA        2,900           86,458
Ladish Co., Inc.* ...................                   400           11,588
Sun Hydraulics, Inc. ................                   900           19,242
                                                                  ----------
                                                                     233,411
                                                                  ----------
METAL & MINING-1.7%
Amerigo Resources, Ltd.* ............       CA       20,800           48,140
Brush Engineered
      Materials, Inc.* ..............                   800           15,800
Century Aluminum Co.* ...............                 5,870          249,181
Commercial Metals Co. ...............                 3,200          171,168
Crown Holdings, Inc.* ...............                 1,277           22,654
Earle M. Jorgensen Co.* .............                 2,200           33,330
Gibraltar Industries, Inc. ..........                   600           17,676
Greif, Inc. .........................                 1,900          129,998
Kaydon Corp. ........................                 3,100          125,116
LionOre Mining
      International, Ltd.* ..........       CA        7,900           35,213
Mueller Industries, Inc. ............                 2,500           89,225
Oregon Steel Mills Inc.* ............                   700           35,819
Quanex Corp. ........................                 4,800       $  319,824
Stillwater Manufacturing
      Co.* ..........................                 5,000           82,300
USEC, Inc.* .........................                 8,200           98,810
Worthington Industries,
      Inc. ..........................                 5,625          112,838
                                                                  ----------
                                                                   1,587,092
                                                                  ----------
MINING-0.2%
Chaparral Steel Co.* ................                 1,200           77,904
Compass Minerals
      International, Inc. ...........                 1,000           24,990
Dynatec Corp.* ......................       CA       31,700           39,673
                                                                  ----------
                                                                     142,567
                                                                  ----------
MULTIMEDIA-0.2%
Belo Corp. ..........................                 1,400           27,832
Journal Communications,
      Inc. ..........................                   600            7,440
Media General, Inc. .................                   900           41,958
Meredith Corp. ......................                 1,400           78,106
Multimedia Games, Inc.* .............                 2,100           31,248
                                                                  ----------
                                                                     186,584
                                                                  ----------
NETWORKING-0.1%
Black Box Corp. .....................                 1,400           67,270
Hypercom Corp.* .....................                 3,900           36,270
Performance Technologies,
      Inc.* .........................                 1,900           14,250
                                                                  ----------
                                                                     117,790
                                                                  ----------
OFFICE-0.1%
IKON Office Solutions,
      Inc. ..........................                 8,300          118,275
                                                                  ----------
OFFICE FURNISHINGS & SUPPLIES-0.0%(a)
Standard Register Co. /
      The ...........................                 1,900           29,450
Steelcase Inc. ......................                   400            7,200
                                                                  ----------
                                                                      36,650
                                                                  ----------
OIL & GAS REFINING & MARKETING-0.4%
Giant Industries, Inc.* .............                 3,000          208,620
Holly Corp. .........................                 1,600          118,592
                                                                  ----------
                                                                     327,212
                                                                  ----------
OIL - EXPLORATION & PRODUCTION-1.5%
Berkley W R Corp. ...................                   500           29,030
Birchcliff Energy, Ltd.* ............       CA        1,100            6,515

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST

                                       COUNTRY
                                         CODE          SHARES          VALUE
                                         ----          ------          -----
Callon Petroleum Co.* .............                    3,800       $   79,876
Castle AM Co. .....................                    1,200           35,400
Celtic Exploration, Ltd.* .........       CA           1,500           16,317
Chamaelo Exploration,
      Ltd.* .......................       CA          12,000           63,775
Comstock Resources , Inc.* ........                    7,000          207,830
Cyries Energy, Inc.* ..............       CA           4,000           45,740
Duvernay Oil Corp.* ...............       CA           1,200           42,585
Edge Petroleum Corp.* .............                    3,000           74,940
Ember Resources, Inc.* ............       CA             900            4,822
Find Energy, Ltd.* ................       CA           6,300           54,867
Forest Oil Corp.* .................                    2,900          107,822
Frontier Oil Corp. ................                    1,500           89,025
Galleon Energy, Inc.* .............       CA           3,900          113,664
Houston Exploration  Co.* .........                    2,100          110,670
Lone Star Technologies,
      Inc.* .......................                    5,100          282,591
Mariner Energy Inc.* ..............                      913           18,725
Matrix Services Co.* ..............                      400            4,592
NATCO Group, Inc.* ................                      200            5,420
Trico Marine Services
      Inc.* .......................                      200            6,460
                                                                   ----------
                                                                    1,400,666
                                                                   ----------
OIL & GAS-1.2%
Alon USA Energy, Inc. .............                      300            7,386
Cimarex Energy Co. ................                    1,500           64,890
General Maritime Corp. ............                    3,000          100,020
Harvest Natural Resources,
      Inc.* .......................                      400            3,888
Mission Oil & Gas, Inc.* ..........       CA           1,400           12,037
Resource America, Inc. ............                      500            9,960
Southwest Gas Corp. ...............                      900           25,155
St. Mary Land &
      Exploration Co. .............                      600           24,498
Superior Energy Services,
      Inc.* .......................                    3,300           88,407
Swift Energy Co.* .................                    5,800          217,268
Technicoil Corp.* .................       CA          15,200           38,306
Tesoro Corp. ......................                    2,100          143,514
Tetra Technologies, Inc.* .........                    4,000          188,160
Transmontaigne, Inc.* .............                      900            8,829
Trican Well Service, Ltd.* ........       CA           2,600          118,678
Western Refining, Inc. ............                    1,200           25,944
                                                                   ----------
                                                                    1,076,940
                                                                   ----------
OIL & GAS - DRILLING EQUIPMENT-0.7%
Grey Wolf, Inc.* ..................                   33,800          251,472
Helmerich & Payne, Inc. ...........                      600           41,892
Parker Drilling Co.* ..............                   12,700          117,729
Universal Compression
      Holdings, Inc.* .............                    4,400          222,948
Western Lakota Energy
      Services* ...................       CA           1,200           18,515
                                                                   ----------
                                                                      652,556
                                                                   ----------
OIL & GAS - EXPLORATION &
      PRODUCTION-2.8%
Atlas America, Inc.* ..............                    1,450           69,325
Atlas Energy, Ltd.* ...............       CA          23,300           99,863
ATP Oil & Gas Corp.* ..............                      600           26,346
Brigham Exploration Co.* ..........                    1,400           12,264
Clear Energy, Inc.* ...............       CA          11,200           44,163
Cooper Cameron Corp.* .............                      700           30,856
Crew Energy, Inc.* ................       CA             800           11,143
Delphi Energy Corp* ...............       CA           8,500           37,232
Encore Aquisition Co.* ............                      800           24,800
EXCO Resources, Inc.* .............                    7,800           97,734
Hercules Offshore, Inc.* ..........                      700           23,807
Hornbeck Offshore
      Services, Inc.* .............                    1,400           50,498
Hydril* ...........................                    1,100           85,745
KCS Energy, Inc.* .................                    8,400          218,400
Maverick Tube Corp.* ..............                    3,800          201,362
Meridian Resource Corp.* ..........                    4,800           19,440
Midnight Oil Exploration,
      Ltd.* .......................       CA          15,100           50,998
Newfield Exploration Co.* .........                      700           29,330
Oceaneering International,
      Inc.* .......................                    1,100           63,030
Oil States International,
      Inc.* .......................                    1,900           70,015
Omi Corp. .........................                    8,200          147,764
Paramount Resources, Ltd.* ........       CA           6,500          232,063
Petrohawk Energy Corp.* ...........                    4,210           57,677
Petroquest Energy, Inc.* ..........                    8,300           83,747
Pogo Producing Co. ................                    1,800           90,450
ProEx Energy, Ltd.* ...............       CA           1,900           23,876
ProspEx Resources, Ltd.* ..........       CA           9,800           34,442
Real Resources, Inc.* .............       CA           1,300           25,630
Remington Oil Gas Corp.* ..........                    6,400          276,608
Stone Energy Corp.* ...............                    1,800           79,434
TUSK Energy Corp.* ................       CA          14,900           50,067
Vaalco Energy, Inc.* ..............                    1,200            8,040
West Energy, Ltd.* ................       CA           2,400           11,521
Whiting Petroleum Corp.* ..........                    3,900          159,861

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST


                                       COUNTRY
                                         CODE         SHARES            VALUE
Zenas Energy Corp.* ................      CA           6,300        $   25,219
                                                                    ----------
                                                                     2,572,750
                                                                    ----------

PAPER & FOREST PRODUCTS-0.2%
Buckeye Technologies,
      Inc.* ........................                   1,800            16,290
Caraustar Industries,
      Inc.* ........................                   2,300            23,667
Glatfelter .........................                     600            10,998
MeadWestvaco Corp. .................                   2,800            76,468
PW Eagle Inc. ......................                   1,400            38,920
Rock-Tenn Co. ......................                   2,000            29,980
                                                                    ----------
                                                                       196,323
                                                                    ----------
PERSONAL PRODUCTS-0.3%
Chattem, Inc.* .....................                   3,000           112,950
Elizabeth Arden, Inc.* .............                     500            11,660
Inter Parfums, Inc. ................                   1,100            21,923
Mannatech Inc. .....................                     800            13,904
Parlux Fragrances, Inc.* ...........                   2,400            77,400
Steiner Leisure, Ltd* ..............                   2,000            81,000
                                                                    ----------
                                                                       318,837
                                                                    ----------
PHARMACEUTICALS-1.3%
Alkermes, Inc.* ....................                  13,466           296,925
Anadys Pharmaceuticals,
      Inc.* ........................                     800            12,888
Andrx Corp.* .......................                  10,600           251,644
Angiotech Pharmaceuticals,
      Inc.* ........................                   1,901            28,135
Arena Pharmaceuticals,
      Inc.* ........................                   2,300            41,653
BioMarin Pharmaceutical,
      Inc.* ........................                   3,591            48,191
Cubist Pharmaceuticals,
      Inc.* ........................                   5,500           126,335
Endo Pharmaceuticals
      Holding, Inc.* ...............                   4,100           134,521
New River Pharmaceuticals
      Inc.* ........................                     300             9,963
Pain Therapeutics, Inc.* ...........                   2,100            22,827
Pharmion Corp.* ....................                   2,300            41,446
Progenics Pharmaceuticals,
      Inc.* ........................                   1,200            31,788
Regeneron Pharmaceuticals,
      Inc.* ........................                   3,600            59,868
Renovis, Inc.* .....................                   2,200            46,904
Watson Pharmaceuticals,
      Inc.* ........................                   1,635        $   46,990
                                                                    ----------
                                                                     1,200,078
                                                                    ----------
PHARMACEUTICALS & BIOTECHNOLOGY-0.1%
Alnylam Pharmaceuticals
      Inc.* ........................                     800            14,072
Amylin Pharmaceuticals,
      Inc.* ........................                     500            24,475
PDL BioPharma, Inc.* ...............                     700            22,960
                                                                    ----------
                                                                        61,507
                                                                    ----------
PUBLISHING-0.3%
Jon Wiley & Sons, Inc.* ............                   2,300            87,055
Playboy Enterprises, Inc.* .........                   2,000            28,400
Reader's Digest
      Association, Inc. ............                   9,400           138,650
Scholastic Corp.* ..................                   2,600            69,576
                                                                    ----------
                                                                       323,681
                                                                    ----------
RADIO & TV BROADCASTING-0.4%
Citadel Broadcasting Corp. .........                   5,900            65,431
Cox Radio, Inc.* ...................                   3,300            44,286
Cumulus Media, Inc.* ...............                   4,100            46,166
Entercom Communications
      Corp.* .......................                   5,100           142,392
Westwood One, Inc. .................                   4,700            51,888
                                                                    ----------
                                                                       350,163
                                                                    ----------
REAL ESTATE-0.1%
Arden Realty, Inc. .................                     800            36,104
Jones Lang LaSalle Inc. ............                     300            22,962
Tanger Factory Outlet
      Centers, Inc. ................                   1,800            61,938
                                                                    ----------
                                                                       121,004
                                                                    ----------
REITS-1.7%
Agree Realty Corp. .................                   1,500            48,150
Alexandria Real Estate
      Equities, Inc. ...............                     300            28,599
Arden Group, Inc. ..................                     300            27,879
Brandywine Reality Trust ...........                   1,400            44,464
Carramerica Realty Corp. ...........                     600            26,766
CB Richard Ellis Group,
      Inc.* ........................                     600            48,420
CBL & Associates
      Properties, Inc. .............                   1,100            46,695
Colonial Properties Trust ..........                     800            40,104
Commercial Net Lease
      Realty, Inc. .................                     700            16,310

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST

                                 COUNTRY
                                   CODE           SHARES             VALUE
                                   ----           ------             -----
Corporate Office
      Properties Trust ...                         1,000        $   45,740
Crescent Real Estate
      Equities ...........                           600            12,642
Eastgroup Properties, Inc.                           300            14,232
Equity Inns, Inc. ........                         2,800            45,360
Equity One Inc. ..........                           900            22,104
Federal Realty Investment
      Trust ..............                           400            30,080
First Industrial Reality
      Trust, Inc. ........                           800            34,152
Glimcher Realty Trust ....                           700            19,880
Harborpoint Properties
      Trust ..............                         1,300            15,262
Health Care Realty Trust,
      Inc. ...............                         1,000            37,380
Health Care REIT, Inc. ...                         1,000            38,100
Heritage Property
      Investment Trust ...                           900            35,631
Highwoods Properties, Inc.                           700            23,611
Kilroy Realty Corp. ......                           700            54,082
Lexington Corporate
      Properties Trust ...                         2,200            45,870
Mack California Reality
      Corp. ..............                           500            24,000
Maguire Properties , Inc.                            400            14,600
MHI Hospitality Corp. ....                        28,315           262,763
Mid America Apartment
      Communities, Inc. ..                           700            38,325
Nationwide Health
      Properties, Inc. ...                         1,200            25,800
Pan Pacific Retail
      Properties, Inc. ...                           400            28,360
Pennsylvania Real Estate
      Investment .........                         1,000            44,000
Post Properties, Inc. ....                           200             8,900
Ramco Gershenson
      Properties Trust ...                           700            21,189
Regency Centers Corp. ....                           300            20,157
Senior Housing Properties
      Trust ..............                         1,000            18,100
Sl Green Reality Corp. ...                           400            40,600
Spirit Finance Corp. .....                         4,000            48,800
Trammell Crow Co.* .......                         1,900            67,754
U-Store-It Trust .........                           900            18,135
United Dominion Realty
      Trust, Inc. ........                           700            19,978
Ventas, Inc. .............                           900            29,862
Weingarten Reality
      Investment .........                           600        $   24,450
                                                                ----------
                                                                 1,557,286
                                                                ----------
RESTAURANTS-0.3%
Bob Evans Farms, Inc. ....                         2,600            77,246
Buffalo Wild Wings, Inc.*                            100             4,158
Lone Star Steakhouse &
      Saloon, Inc. .......                           400            11,368
Morton's Restaurant Group,
      Inc.* ..............                           800            13,904
O'Charley's, Inc.* .......                           700            12,922
Papa Johns International,
      Inc.* ..............                         1,000            32,810
Rare Hospitality
      International, Inc.*                           200             6,966
Ruth's Chris Steak House,
      Inc.* ..............                           600            14,286
Tim Hortons Inc.* ........                         3,100            82,305
                                                                ----------
                                                                   255,965
                                                                ----------
RETAIL-9.9%
99 Cents Only Stores* ....                         6,670            90,445
Aeropostale, Inc.* .......                         2,200            66,352
American Eagle Outfitters,
      Inc. ...............                         3,100            92,566
AnnTaylor Stores Corp.* ..                         2,700            99,333
Autonation, Inc.* ........                         3,100            66,805
Barnes & Noble, Inc. .....                         3,001           138,796
Bebe Stores, Inc. ........                         2,252            41,482
Big Lots, Inc.* ..........                        10,700           149,372
BJ's Wholesale Club, Inc.*                           200             6,302
Bon-Ton Stores, Inc. .....                         1,000            32,350
Borders Group, Inc. ......                         1,300            32,812
Brinker International,
      Inc. ...............                         2,000            84,500
Brown Shoe, Inc. .........                         1,700            89,216
Buckle, Inc. .............                         1,900            77,805
Building Materials Holding
      Corp. ..............                         3,500           124,740
Burlington Coat Factory
      Wharehouse Corp. ...                         2,000            90,900
Cache, Inc.* .............                           200             3,668
Casey's General Stores,
      Inc. ...............                         8,100           185,247
Casual Male Retail Group,
      Inc.* ..............                         3,500            34,090
Cato Corp. ...............                         4,400           104,984

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST


                                       COUNTRY
                                         CODE         SHARES           VALUE
                                         ----         ------           -----
CBRL Group, Inc ......................                 2,800        $  122,948
CDW Corp. ............................                   700            41,195
Charlotte Russe Holding,
      Inc.* ..........................                 3,310            70,834
Charming Shoppes, Inc.* ..............                22,900           340,523
Cherokee, Inc. .......................                 1,000            40,270
Childrens Place Retail
      Stores, Inc.* ..................                 3,100           179,490
Christopher & Banks Corp. ............                 3,901            90,542
Circuit City Stores, Inc. ............                 5,066           124,016
Citi Trends, Inc.* ...................                   300            11,928
CKE Restaurants, Inc. ................                10,800           187,920
Claire's Stores, Inc. ................                 3,410           123,817
Columbia Sportswear Co.* .............                 2,000           106,660
Conns Inc.* ..........................                 1,100            37,576
Darden Restaurants, Inc. .............                 2,469           101,303
Deb Shops Inc. .......................                   100             2,970
Dennys Corp.* ........................                13,300            63,308
Dillard's, Inc. ......................                 4,135           107,675
Dollar Tree Stores, Inc.* ............                 4,900           135,583
Domino's Pizza, Inc. .................                 8,000           228,400
Escala Group Inc.* ...................                   400            10,476
Ethan Allen Interiors,
      Inc ............................                 4,478           188,166
Ezcorp Inc.* .........................                   500            14,760
Finish Line, Inc. ....................                 1,376            22,635
Fred's , Inc. ........................                 1,300            17,238
Furniture Brands
      International, Inc. ............                10,000           245,100
Genesco, Inc.* .......................                 4,900           190,561
Great Atlantic & Pacific
      Tea, Inc.* .....................                 2,500            87,325
Group 1 Automotive, Inc. .............                 3,100           147,374
Guess, Inc.* .........................                 5,900           230,749
Gymboree Corp.* ......................                 5,329           138,767
H & E Equipment Services,
      Inc.* ..........................                 1,000            29,120
Hibbett Sporting Goods,
      Inc.* ..........................                 6,600           217,734
Iconix Brand Group, Inc.* ............                   200             2,910
Jack In The Box, Inc.* ...............                 4,000           174,000
K Swiss, Inc. ........................                 3,600           108,504
Kenneth Cole Productions,
      Inc ............................                   900            24,930
Kimball Internationall,
      Inc ............................                 1,200            18,048
La Z Boy, Inc. .......................                 9,100           154,700
Liz Claiborne, Inc. ..................                   900            36,882
Longs Drug Stores Corp. ..............                 3,963        $  183,408
Luby's Cafeterias, Inc.* .............                 4,400            54,956
McCormick & Schmicks
      Seafood* .......................                 2,400            61,128
Mens Wearhouse, Inc. .................                 7,400           265,956
Movado Group, Inc. ...................                   700            16,156
MSC Industrial Direct Co.,
      Inc ............................                 1,400            75,628
Owens & Minor, Inc. ..................                 2,500            81,925
Pacific Sunwear of
      California, Inc.* ..............                 3,140            69,582
Pantry, Inc.* ........................                 4,800           299,472
Payless Shoesource, Inc.* ............                10,383           237,667
PetMed Express Common,
      Inc.* ..........................                 2,000            35,540
RadioShack Corp. .....................                 3,600            69,228
Regis Corp. ..........................                   600            20,688
Retail Ventures, Inc.* ...............                 3,500            51,310
Ross Stores, Inc. ....................                 2,600            75,894
Rush Enterprises Inc.* ...............                   300             5,274
Select Comfort Corp.* ................                 5,062           200,202
Shoe Carnival, Inc.* .................                 1,300            32,474
Sonic Automotive, Inc. ...............                 5,700           158,232
Sportsman's Guide, Inc.* .............                   200             5,298
Stage Stores, Inc. ...................                 5,900           175,525
Stein Mart, Inc. .....................                 3,900            67,938
Syms Corp.* ..........................                   200             3,000
Talbots, Inc. ........................                 6,100           163,907
The Dress Barn, Inc.* ................                 1,300            62,335
The Sports Authority,
      Inc.* ..........................                 5,700           210,330
The Wet Seal, Inc.* ..................                 7,100            47,215
Too, Inc.* ...........................                 7,942           272,808
Tuesday Morning Corp. ................                 3,000            69,270
United Auto Group, Inc. ..............                 6,300           270,900
Zale Corp.* ..........................                 3,300            92,499
                                                                    ----------
                                                                     9,224,447
                                                                    ----------
SCIENTIFIC INSTRUMENTS-0.2%
Applera Corp-Applied
      Biosystems Group ...............                 5,232           141,996
FEI Co.* .............................                   300             5,955
                                                                    ----------
                                                                       147,951
                                                                    ----------
SEMICONDUCTOR EQUIPMENT & PRODUCT-2.8%
ADE Corp.* ...........................                 3,600           110,232
Advanced Energy
      Industries, Inc.* ..............                 6,900            97,497

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST

                                           COUNTRY
                                             CODE      SHARES           VALUE
                                             ----      ------           -----
Amkor Technology, Inc.* ................                7,300        $   63,072
Anadigics, Inc. ........................                3,600            28,440
Ansoft Corp.* ..........................                2,300            95,887
Applied Micro Circuits
      Corp.* ...........................               23,600            96,052
Asyst Technologies, Inc.* ..............                5,500            57,255
Axcelis Technologies,
      Inc.* ............................                5,700            33,402
Brooks Automation, Inc.* ...............                4,300            61,232
Cirrus Logic, Inc.* ....................               14,800           125,504
Coherent, Inc.* ........................                5,200           182,572
Cohu, Inc. .............................                2,700            57,294
Emulex Corp.* ..........................               13,700           234,133
Entegris, Inc.* ........................                3,100            32,984
Exar Corp.* ............................                2,778            39,670
Fairchild Semiconductor
      International, Inc.* .............                1,400            26,698
Genesis Microchip, Inc.* ...............                2,700            46,008
Hittite Microwave Corp.* ...............                  400            13,484
Kulicke & Soffa
      Industries, Inc.* ................                7,384            70,443
Lam Research Corp.* ....................                3,025           130,075
LTX Corp.* .............................                8,929            48,217
Mattson Technology, Inc.* ..............                6,800            81,600
Micrel, Inc.* ..........................               16,800           248,976
MKS Instruments, Inc.* .................                2,900            67,947
Novellus Systems, Inc.* ................                4,070            97,680
Photronics, Inc.* ......................                7,100           133,196
Power Integrations, Inc.* ..............                  700            17,346
Staktek Holdings, Inc. .................                  100               620
Triquint Semiconductor,
      Inc.* ............................               21,200           104,304
Varian Semiconductor
      Equipment, Inc.* .................                5,850           164,268
Veeco Instruments, Inc.* ...............                2,300            53,705
                                                                     ----------
                                                                      2,619,793
                                                                     ----------

SERVICES - COMMERCIAL & CONSUMER-0.0%(a)
Brady Corp. ............................                  300            11,238
On Assignment, Inc.* ...................                2,400            26,352
                                                                     ----------
                                                                         37,590
                                                                     ----------
SOFTWARE-3.4%
Actuate Corp.* .........................                1,000             4,250
Advent Software, Inc.* .................                2,000            56,840
Altiris, Inc.* .........................                2,400            52,824
BEA Systems, Inc.* .....................               11,900           156,247
Blackboard Inc. ........................                  500            14,205
BMC Software, Inc.* ....................                6,335        $  137,216
Citrix Systems, Inc.* ..................                2,300            87,170
Compuware Corp.* .......................               11,500            90,045
Concur Technologies, Inc.* .............                2,000            37,060
Cybersource Corp.* .....................                2,200            24,552
Epicor Software Corp.* .................                1,300            17,459
Epiq Systems, Inc.* ....................                1,100            20,900
Henry Jack & Associates,
      Inc. .............................                1,400            32,018
Hyperion Solutions Corp.* ..............                3,600           117,360
Informatica Corp.* .....................               14,700           228,585
INVESTools Inc.* .......................                  300             2,460
JDA Software Group, Inc.* ..............                5,600            80,864
Keane, Inc.* ...........................                2,300            36,225
Lawson Software, Inc.* .................               19,700           151,099
Mantech International
      Corp.* ...........................                1,500            49,830
Mapinfo Corp.* .........................                1,600            22,432
Microstrategy, Inc.* ...................                2,759           290,495
MRO Software, Inc.* ....................                4,000            63,840
MSC.Software Corp.* ....................                2,200            43,890
NetIQ Corp.* ...........................                2,500            27,875
Novell, Inc.* ..........................                9,365            71,923
Open Text Corp.* .......................                2,300            37,789
Openwave Systems, Inc.* ................                7,077           152,722
Packeteer, Inc.* .......................                8,600            99,760
PDF Solutions, Inc.* ...................                3,400            64,328
Progress Software Corp.* ...............                1,400            40,726
Quest Software, Inc.* ..................                3,000            50,100
RealNetworks, Inc.* ....................                8,913            73,532
Red Hat, Inc.* .........................                5,200           145,496
SPSS, Inc.* ............................                2,200            69,652
Sybase, Inc.* ..........................                4,600            97,152
THQ, Inc.* .............................                1,129            29,230
Transaction Systems
      Architects, Inc.* ................                7,500           234,075
Ultimate Software Group,
      Inc.* ............................                1,000            25,850
VeriFone Holdings, Inc.* ...............                  600            18,174
Verint Systems, Inc.* ..................                1,200            42,444
Wind River Systems, Inc.* ..............                6,000            74,700
Witness Systems, Inc.* .................                  300             7,620
                                                                     ----------
                                                                      3,181,014
                                                                     ----------
STEEL-2.3%
AK Steel Holding Corp.* ................               27,500           412,500
Allegheny Technologies,
      Inc. .............................                  700            42,826

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST

                                       COUNTRY
                                         CODE        SHARES           VALUE
                                         ----        ------           -----
Carpenter Technology Corp. ......                     4,100        $  387,532
NS Group, Inc.* .................                     5,600           257,768
Olympic Steel, Inc. .............                     1,300            39,234
Reliance Steel & Aluminum
      Co. .......................                     4,700           441,424
Ryerson, Inc. ...................                     3,500            93,660
Shiloh Industries, Inc.* ........                       800            15,400
Steel Dynamics, Inc. ............                     6,290           356,832
Steel Technologies, Inc. ........                       800            19,440
United States Steel Corp. .......                     1,000            60,680
Valmont Industries, Inc. ........                       900            37,836
                                                                   ----------
                                                                    2,165,132
                                                                   ----------
TECHNOLOGY-2.0%
Exponent, Inc.* .................                     1,400            44,310
Foster Wheeler, Ltd.* ...........                       900            42,579
Hologic, Inc.* ..................                     2,000           110,700
M Systems Flash Disk
      Pioneers, Ltd .............                       900            23,274
Macrovision Corp.* ..............                     3,400            75,310
Mettler Toledo
      International, Inc.* ......                     2,100           126,714
Michael Baker Corp.* ............                     1,300            36,829
Multi Fineline Electronix,
      Inc.* .....................                       900            52,641
OraSure Technologies,
      Inc.* .....................                     4,037            41,581
Park Electrochemical Corp. ......                     3,400           100,300
PerkinElmer, Inc. ...............                     4,603           108,033
Rofin-Sinar Technologies,
      Inc.* .....................                     2,300           124,499
ScanSource, Inc.* ...............                       200            12,082
Sinclair Broadcast Group,
      Inc. ......................                     9,300            75,795
Thermo Electron Corp.* ..........                     2,200            81,598
Tivo, Inc.* .....................                    11,200            80,976
URS Corp.* ......................                     4,700           189,175
Veritas DGC, Inc.* ..............                     7,000           317,730
Waters Corp.* ...................                     1,600            69,040
Woodward Governor Co. ...........                     4,200           139,650
                                                                   ----------
                                                                    1,852,816
                                                                   ----------
TELECOMMUNICATIONS-2.4%
Adtran, Inc. ....................                     3,734            97,756
Alaska Communications
      Systems, Inc. .............                     5,400            65,502
Anaren, Inc.* ...................                     2,500            48,675
Andrew Corp.* ...................                     6,400            78,592
Arris Group, Inc.* ..............                     4,692        $   64,562
Avaya, Inc.* ....................                     4,900            55,370
Belden CDT, Inc. ................                     5,859           159,541
Broadwing Corp.* ................                     6,400            94,336
CenturyTel, Inc. ................                     3,000           117,360
Ciena Corp.* ....................                    47,778           248,923
Cincinnati Bell, Inc.* ..........                    22,200           100,344
Commonwealth Telephone
      Enterprises, Inc. .........                     1,300            44,785
CT Communications, Inc. .........                       700             9,513
Ditech Communications
      Corp.* ....................                     2,500            26,125
Dobson Communications
      Corp.* ....................                    26,600           213,332
Fairpoint Communications,
      Inc. ......................                     3,200            44,224
General Communication,
      Inc.* .....................                       500             6,045
Harmonic, Inc.* .................                     1,000             6,370
Intrado, Inc.* ..................                     4,100           106,518
Newport Corp.* ..................                     2,400            45,264
North Pittsburgh Systems,
      Inc. ......................                     1,300            30,342
Oplink Communications
      Inc.* .....................                       300             5,202
Sycamore Networks, Inc.* ........                    16,710            78,537
Symmetricom, Inc.* ..............                     1,700            14,535
Syniverse Holdings, Inc.* .......                     1,400            22,120
Talk America Holdings,
      Inc.* .....................                     2,200            18,766
Tekelec, Inc.* ..................                     2,400            33,192
Tellabs, Inc.* ..................                     4,600            73,140
Time Warner Telecom, Inc.* ......                     6,600           118,470
Ubiquitel, Inc.* ................                    15,900           160,590
                                                                   ----------
                                                                    2,188,031
                                                                   ----------
TELECOMMUNICATIONS EQUIPMENT-0.3%
CommScope, Inc.* ................                    11,300           322,615
                                                                   ----------
TELECOMMUNICATION SERVICES-0.1%
Iowa Telecommunication
      Services, Inc. ............                     1,500            28,620
Mastec, Inc.* ...................                     6,100            86,437
                                                                   ----------
                                                                      115,057
                                                                   ----------
TOYS & AMUSEMENTS-0.2%
Hasbro, Inc. ....................                     5,500           116,050
Jakks Pacific,  Inc.* ...........                     4,300           114,982
                                                                   ----------

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006 (UNAUDITED)                            SUN CAPITAL ADVISERS TRUST


                                          COUNTRY
                                            CODE      SHARES           VALUE
                                            ----      ------           -----
                                                                    $  231,032
                                                                    ----------
TRANSPORTATION-2.3%
Amerco* ................................               1,300           128,661
American Commercial Lines,
      Inc.* ............................               1,200            56,640
Arkansas Best Corp. ....................               5,500           215,160
Celadon Group, Inc.* ...................               3,150            68,953
CHC Helicopter Corp.* ..................     CA        1,500            38,059
EGL, Inc.* .............................               3,351           150,795
Forward Air Corp. ......................               2,800           104,412
GATX Corp. .............................               1,800            74,322
Gulfmark Offshore, Inc.* ...............                 900            25,020
Heartland Express, Inc. ................               1,300            28,327
Horizon Lines, Inc. ....................               2,500            32,400
HUB Group, Inc.* .......................               3,800           173,204
Kirby Corp.* ...........................               1,100            74,921
Laidlaw International,
      Inc. .............................               3,340            90,848
Landstar Systems, Inc. .................               3,057           134,875
Louisiana Barge, Inc. ..................               1,400            20,930
Maritrans, Inc. ........................               1,400            34,202
Overseas Shipholding
      Group, Inc. ......................               1,200            57,516
Pacer International, Inc. ..............               8,500           277,780
SCS Transportation, Inc.* ..............               1,900            55,309
SIRVA, Inc.* ...........................               5,600            47,768
Swift Transportation Co.,
      Inc.* ............................               7,834           170,233
US Xpress Enterprises,
      Inc.* ............................                 200             3,894
USA Truck, Inc.* .......................               1,500            36,930
                                                                    ----------
                                                                     2,101,159
                                                                    ----------
TRAVEL & LEISURE-0.1%
Ambassadors Group, Inc. ................               1,900            48,260
Sabre Holdings Corp. ...................               3,555            83,649
                                                                    ----------
                                                                       131,909
                                                                    ----------
TRUCKING & SHIPPING-0.0%
Ryder Systems, Inc. ....................                 900            40,302
                                                                    ----------
WATER/SEWER-0.0%
Pico Holdings, Inc. ....................                 500            16,445
                                                                    ----------
WIRELESS TELECOMMUNICATION SERVICES-0.7%
CalAmp Corp.* ..........................               1,800            21,132
Encore Wire Corp.* .....................               3,000           101,640
Generale Cable Corp.* ..................               8,500           257,805
Powerwave Technologies,
      Inc.* ............................               2,600       $    35,074
SBA Communcations Corp.* ...............               6,900           161,529
Viasat, Inc.* ..........................               1,900            54,435
Wireless Facilities, Inc.* .............                 100               402
                                                                    ----------
                                                                       632,017
                                                                    ----------
Total Common Stock
(cost $85,299,990) .....................                            92,471,587
                                                                    ----------

                                                     PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                       -----
SHORT TERM INVESTMENT-0.2%
REPURCHASE AGREEMENT-0.2%
State Street Bank and
      Trust Co. 2.30%, 4/3/06
      (collateralized by
      $174,000 United State
      Treasury Bond, 8.125%,
      05/15/21, with a value of
      $181,983, total to be
      received $174,033)
(amortized cost $174,000) ..............                 174           174,000
                                                                  ------------
TOTAL INVESTMENTS-99.5%
      (cost $85,473,990) ...............                            92,645,587
Other assets less liabilities-0.5% ..                                  474,947
                                                                  ------------
NET ASSETS-100.0% ................                                $ 93,120,534
                                                                  ============

*Non-income producing security
CA = Canada
(a) Amount shown represents less than 0.005% of net assets.

BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006  (UNAUDITED)                           SUN CAPITAL ADVISERS TRUST

                                           COUNTRY
                                           CODE     SHARES           VALUE
COMMON STOCK - 98.5%
AUTOMOBILES & COMPONENTS - 1.0%
BorgWarner, Inc. .......................            16,500           $   990,660
                                                                     -----------
BANKS - 2.4%
City National Corp......................            13,400             1,028,986
Golden West Financial
     Corp. .............................             9,700               658,630
Webster Financial Corp. ................            16,100               780,206
                                                                     -----------
                                                                       2,467,822
                                                                     -----------

CAPITAL GOODS - 10.7%
Alliant Techsystems, Inc.*............              14,800             1,142,116
American Standard Cos.,
     Inc. ............................              28,400             1,217,224
Fastenal Co. .........................              21,800             1,032,012
Fluor Corp. ..........................              8,500                729,300
Foster Wheeler, Ltd.*.................              20,300               960,393
Oshkosh Truck Corp. ..................              22,300             1,387,952
Paccar, Inc. .........................              14,250             1,004,340
Rockwell Collins, Inc. ...............              30,800             1,735,580
Roper Industries, Inc. ...............              20,000               972,600
Suntech Power Holdings
     Co., Ltd.*.......................     KY        3,200               118,368
Walter Industries, Inc. ..............              10,200               679,524
                                                                     -----------
                                                                      10,979,409
                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES - 4.1%
Copart, Inc.*.........................              12,300               337,635
Equifax, Inc. ........................              40,200             1,497,048
Manpower,Inc. ........................              17,400               994,932
Monster Worldwide, Inc.*..............              10,200               508,572
Robert Half International,
     Inc. ............................              23,100               891,891
                                                                     -----------
                                                                       4,230,078
                                                                     -----------
CONSUMER DURABLES & APPAREL - 5.2%
Coach, Inc.*..........................              21,600               746,928
D.R.Horton, Inc. .....................              28,666               952,285
Geox SpA..............................     IT       55,855               745,765
Gildan Activewear, Inc.*..............              11,800               560,736
Lennar Corp. .........................              10,540               636,405
Mohawk Industries, Inc.*..............               9,600               774,912
Newell Rubbermaid, Inc. ..............              34,700               874,093
                                                                     -----------
                                                                       5,291,124
                                                                     -----------
CONSUMER SERVICES - 3.6%
Education Management
     Corp.*...........................              30,900             1,285,440
Harrah's Entertainment,
     Inc. ............................              16,000           $ 1,247,360
Starwood Hotels & Resorts
     Worldwide, Inc. .................              16,300             1,103,999
                                                                     -----------
                                                                       3,636,799
                                                                     -----------

DIVERSIFIED FINANCIALS - 7.5%
AmeriCredit Corp.*....................              34,800             1,069,404
Blackrock, Inc. Class A...............               8,600             1,204,000
E*Trade Financial Corp.*..............              37,000               998,260
Eaton Vance Corp. ....................              28,500               780,330
Legg Mason, Inc. .....................              10,450             1,309,698
State Street Corp. ...................              20,600             1,244,858
T. Rowe Price Group, Inc. ............                 400                31,003
TD Ameritrade Holding
     Corp.*...........................              49,900             1,041,413
                                                                     -----------
                                                                       7,678,966
                                                                     -----------

ENERGY - 9.3%
Cameco Corp. .........................              34,400             1,238,400
Chesapeake Energy Corp. ..............              40,400             1,268,964
CNX Gas Corp.* (1)....................              11,300               293,800
EOG Resources, Inc. ..................              13,000               936,000
GlobalSantaFe Corp. ..................              26,300             1,597,725
Noble Corp. ..........................              16,900             1,370,590
Peabody Energy Corp. .................              19,800               998,118
Southwestern Energy Co.*..............              21,300               685,647
Sunoco, Inc. .........................              14,600             1,132,522
                                                                     -----------
                                                                       9,521,766
                                                                     -----------

FOOD & STAPLES RETAILING - 1.2%
SUPERVALU, Inc. ......................              40,100             1,235,882
                                                                     -----------

HEALTHCARE EQUIPMENT & SERVICES - 6.5%
Boston Scientific Corp.*..............              25,500               587,775
Coventry Health Care,
     Inc.*............................              24,300             1,311,714
DaVita, Inc.*.........................              22,500             1,354,725
Edwards Lifesciences
     Corp.*...........................              11,100               482,850
Lincare Holdings, Inc.*...............              31,200             1,215,552
Manor Care, Inc. .....................              37,200             1,649,820
                                                                     -----------
                                                                       6,602,436
                                                                     -----------

INSURANCE - 3.3%
Ambac Financial Group,
     Inc. ............................              11,400               907,440
Assurant, Inc.........................              20,900             1,029,325
Conseco, Inc.*........................              33,000               819,060

BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006  (UNAUDITED)                           SUN CAPITAL ADVISERS TRUST

                                           COUNTRY
                                           CODE     SHARES           VALUE

Everest Re Group, Ltd..................              6,700           $   625,579
                                                                     -----------
                                                                       3,381,404
                                                                     -----------

MATERIALS - 4.3%
Inco, Ltd. ............................             12,400               618,636
Phelps Dodge Corp. ....................             13,500             1,087,155
Rinker Group, Ltd. ....................    AU       84,946             1,207,978
Rohm & Haas Co. .......................             16,600               811,242
Scotts Miracle-Gro Co.
     Class A...........................             15,800               723,008
                                                                     -----------
                                                                       4,448,019
                                                                     -----------

MEDIA - 5.1%
E.W. Scripps Co. Class A...............             14,500               648,295
EchoStar Communications
     Corp. Class A*....................             32,200               961,814
Pixar*.................................             24,600             1,577,844
Sirius Satellite Radio, Inc.*..........            205,400             1,043,432
Univision Communications,
     Inc. Class A*.....................             28,500               982,395
                                                                     -----------
                                                                       5,213,780
                                                                     -----------

PHARMACEUTICALS & BIOTECHNOLOGY - 6.4%
Amylin Pharmaceuticals, Inc.*..........             23,700             1,160,115
Applera
Corporation-Applied
     Biosystems Group..................             35,400               960,756
Cephalon, Inc.*........................             13,900               837,475
Eisai Co., Ltd.........................    JP       15,100               659,288
ICOS Corp.*............................             12,400               273,420
Millennium Pharmaceuticals*............             59,400               600,534
Mylan Laboratories, Inc................             30,800               720,720
Shionogi & Co..........................    JP       42,000               690,259
Vertex Pharmaceuticals, Inc.*..........             18,100               662,279
                                                                     -----------
                                                                       6,564,846
                                                                     -----------

REAL ESTATE - 2.3%
General Growth Properties, Inc.........             13,800               674,406
Host Marriott Corp.....................             52,100             1,114,940
Ventas, Inc............................             16,300               540,834
                                                                     -----------

                                                                       2,330,180
                                                                     -----------

RETAILING - 4.6%
Abercrombie & Fitch Co. Class A........             15,400           $   897,820
Aeropostale, Inc.*.....................             15,000               452,400
Chico's FAS, Inc.*.....................              4,400               178,816
Michaels Stores, Inc...................             20,100               755,358
Pacific Sunwear of California, Inc.*...             13,600               301,376
PETsMART, Inc..........................             29,700               835,758
Tiffany & Co...........................             14,800               555,592
Williams-Sonoma, Inc...................             16,000               678,400
                                                                     -----------
                                                                       4,655,520
                                                                     -----------

SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT - 3.2%
Altera Corp.*..........................             73,400             1,514,976
Linear Technology Corp.................             18,100               634,948
NVIDIA Corp.*..........................             20,100             1,150,926
                                                                     -----------
                                                                       3,300,850
                                                                     -----------

SOFTWARE & SERVICES - 6.7%
Activision, Inc.*......................             57,600               794,304
Alliance Data Systems Corp.*...........             17,300               809,121
Cadence Design Systems, Inc.*..........             20,600               380,894
Cognizant Technology
Solutions Corp. Class A*...............             18,700             1,112,463
Cognos, Inc.*..........................             24,200               941,380
Fidelity National
     Information Service, Inc..........             14,000               567,700
Mercury Interactive Corp.*.............             14,300               497,640
Red Hat, Inc.*.........................             32,600               912,148
The BISYS Group, Inc.*.................             62,900               847,892
                                                                     -----------
                                                                       6,863,542
                                                                     -----------

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
Jabil Circuit, Inc.*...................             39,700             1,701,542
Network Appliance, Inc.*...............             37,200             1,340,316
SanDisk Corp.*.........................             15,800               908,816
Zebra Technologies Corp.
     Class A*..........................             18,000               804,960
                                                                     -----------
                                                                       4,755,634
                                                                     -----------

TELECOMMUNICATION SERVICES - 1.4%
American Tower Corp. Class A*..........             48,700             1,476,584
                                                                     -----------
TRANSPORTATION - 3.5%
AMR Corp.*................                          20,600               557,230
C. H. Robinson Worldwide,

BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006  (UNAUDITED)                          SUN CAPITAL ADVISERS TRUST

                                           COUNTRY
                                           CODE     SHARES           VALUE

     Inc...............................             25,900           $ 1,271,431
Expeditors International
     of Washington, Inc................             10,600               915,734
UTI Worldwide, Inc.....................             26,400               834,240
                                                                     -----------
                                                                       3,578,635
                                                                     -----------

UTILITIES - 1.5%
Northeast Utilities....................             40,200               785,106
NRG Energy, Inc.*......................             16,500               746,130
                                                                     -----------
                                                                       1,531,236
                                                                     -----------

Total Common Stock
     (cost $80,398,463)................                              100,735,172
                                                                     -----------
                                                    PRINCIPAL
                                                    AMOUNT
                                                    (000)
SHORT TERM INVESTMENT - 1.4%
REPURCHASE AGREEMENT - 1.4%
State Street Bank and
   Trust Company 4.35%,
   4/3/06 (collateralized by
   $1,473,000 Federal Home
   Loan Mortgage, 4.375%,
   09/17/10, with a value of
   $1,503,502, total to be
   received $1,473,534)
   (amortized cost $1,473,000).........             $1,473             1,473,000
                                                                     -----------

TOTAL INVESTMENTS - 99.9%
     (cost $81,871,463)................                              102,208,172
Other assets less liabilities - 0.1% ..                                  105,538
                                                                     -----------
NET ASSETS - 100.0%....................                             $102,313,710
                                                                     ===========

*Non-income producing security
AU = Australia
KY = Cayman Islands
IT = Italy
JP = Japan

(1) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006 these securities amounted to 293,800, representing 0.29% of net assets.

VALUATION OF INVESTMENTS

Securities for which exchange quotations are readily available are valued at the last sales price, or, if no sales occurred on that day, at the mean between the closing bid and asked prices. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at cost plus earned discount to maturity (amortized cost), which approximates market value. Securities for which current market quotations are not readily available are stated at fair value as determined in good faith under the direction of the Board of Trustees.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Investments in investment companies are valued at their net asset value as reported by the investment company.

FEDERAL INCOME TAX COST

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at March 31, 2006 were as follows:

                                                  Gross           Gross        Net Unrealized
                                                Unrealized      Unrealized     Appreciation/
                             Identified Cost   Appreciation   (Depreciation)   (Depreciation)
                             ---------------   ------------   --------------   --------------
All Cap Fund                  $  7,803,095     $    401,176   $    (86,822)    $    314,354
Investment Grade Bond Fund      57,301,318          621,616     (1,860,390)      (1,238,774)
Money Market Fund              110,348,506                -              -                -
Real Estate Fund               132,495,906       49,919,194       (964,325)      48,954,869
Davis Venture Value Fund        41,942,329       15,136,202       (853,667)      14,282,535
Oppenheimer Main Street
Small Cap Fund                  85,473,990        9,247,404     (2,075,807)       7,171,597
Blue Chip Mid Cap Fund          81,871,463       21,655,807     (1,319,098)      20,336,709

OTHER INFORMATION

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission ("SEC") website at www.sec.gov; and available for review and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC- 0330.

Item 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the quarter ended March 31, 2006 that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              SUN CAPITAL ADVISERS TRUST
                                          ----------------------------------

By (Signature and Title)*                 /s/ JAMES M. A. ANDERSON
                                          ----------------------------------
                                          James M. A. Anderson, President

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ JAMES M. A. ANDERSON
                                           ---------------------------------
                                           James M. A. Anderson, President
                                           (Chief Executive Officer)

Date: May 25, 2006

By (Signature and Title)*                  /s/ JAMES F. ALBAN
                                           ---------------------------------
                                           James F. Alban, Treasurer
                                           (Chief Financial Officer)

Date: May 25, 2006

* Print name and title of each signing officer under his or her signature.